UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04642

                  Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

                             Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                   Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS DUFF & PHELPS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.0%

Consumer Discretionary—5.9%
Ctrip.com International Ltd. ADR (China)(1)	97,832	$4,561
Sony Corp. (Japan)	124,120	6,003

		10,564

Consumer Staples—5.4%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	52,957	4,842
Marine Harvest ASA (Norway)	238,327	4,779

		9,621

Energy—6.6%
Statoil ASA (Norway)	279,419	6,582
TechnipFMC plc (France)	183,471	5,335

		11,917

Financials—28.3%
BOC Hong Kong Holdings Ltd. (Hong Kong)	1,001,000	4,911
CaixaBank SA (Spain)	1,112,000	5,298
China Construction Bank Corp. Class H (China)	5,824,000	6,083
Credit Agricole SA (France)	313,025	5,086
DBS Group Holdings Ltd. (Singapore)	358,810	7,579
ING Groep NV (Netherlands)	312,363	5,266
Nomura Holdings, Inc. (Japan)	888,100	5,135
ORIX Corp. (Japan)	336,090	5,927
UBS Group AG Registered Shares (Switzerland)	314,678	5,528

		50,813

Healthcare—5.3%
Allergan plc (Ireland)	34,815	5,859
ICON plc (Ireland)(1)	30,493	3,602

		9,461

Industrials—16.1%
Airbus SE (France)	51,089	5,897
Ashtead Group plc (United Kingdom)	234,736	6,389
easyJet plc (United Kingdom)	268,059	6,034
Golden Ocean Group Ltd. (Norway)	511,374	4,067
Nidec Corp. (Japan)	42,335	6,521

		28,908

Information Technology—10.7%
Broadcom Ltd. (Singapore)	20,302	4,784
Check Point Software Technologies Ltd. (Israel)(1)	42,570	4,229

	SHARES	VALUE

Information Technology—(continued)
Hitachi Ltd. (Japan)	840,215	$6,086
SAP SE (Germany)	38,984	4,076

		19,175

Materials—12.6%
Anhui Conch Cement Co., Ltd. Class H (China)	1,289,500	7,096
Glencore plc (Switzerland)	1,134,852	5,633
HeidelbergCement AG (Germany)	48,964	4,807
Toray Industries, Inc. (Japan)	537,350	5,083

		22,619

Real Estate—2.6%
LendLease Group (Australia)	341,276	4,576

Telecommunication Services—2.2%
BT Group plc (United Kingdom)	1,227,674	3,919

Utilities—2.3%
Veolia Environnement SA (France)	175,223	4,149
TOTAL COMMON STOCKS (Identified Cost $147,808)		175,722
TOTAL LONG-TERM INVESTMENTS—98.0% (Identified Cost $147,808)		175,722

SHORT-TERM INVESTMENT—2.0%

Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(2)	3,672,560	3,673
TOTAL SHORT-TERM INVESTMENT (Identified Cost $3,673)		3,673

TOTAL INVESTMENTS—100.0% (Identified Cost $151,481)		179,395

Other assets and liabilities, net—0.0%		(2)

NET ASSETS—100.0%		$179,393

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

VIRTUS DUFF & PHELPS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

Country Weightings †
Japan	19%
France	11
China	10
United Kingdom	9
Norway	9
Singapore	7
Switzerland	6
Other	29
Total	100%

† % of total investments as of March 31, 2018.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$175,722	$145,477	$30,245
Short-Term Investment	3,673	3,673	—
Total Investments	$179,395	$149,150	$30,245

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

Securities held by the Series with an end of period value of $30,244 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.9%

Real Estate Investment Trusts—98.9%

DATA CENTERS—13.9%
CoreSite Realty Corp.	9,400	$942
CyrusOne, Inc.	32,000	1,639
Digital Realty Trust, Inc.	37,150	3,915
Equinix, Inc.	8,125	3,397

		9,893

DIVERSIFIED—2.6%
Vornado Realty Trust	27,200	1,831

HEALTH CARE—4.2%
Healthcare Realty Trust, Inc.	32,791	908
Healthcare Trust of America, Inc. Class A	78,400	2,074

		2,982

INDUSTRIAL/OFFICE—29.9%

Industrial—14.8%
DCT Industrial Trust, Inc.	48,057	2,708
Duke Realty Corp.	99,398	2,632
Prologis, Inc.	83,264	5,245

		10,585

Office—15.1%
Alexandria Real Estate Equities, Inc.	20,967	2,618
Cousins Properties, Inc.	167,180	1,451
Douglas Emmett, Inc.	49,414	1,816
Highwoods Properties, Inc.	31,167	1,366
Kilroy Realty Corp.	24,164	1,715
Paramount Group, Inc.	123,860	1,764

		10,730

Total Industrial / Office		21,315

LODGING/RESORTS—5.7%
Host Hotels & Resorts, Inc.	127,804	2,382
RLJ Lodging Trust	66,553	1,294
Summit Hotel Properties, Inc.	31,900	434

		4,110

RESIDENTIAL—25.2%

Apartments—16.9%
Apartment Investment & Management Co. Class A	59,700	2,433

	SHARES	VALUE

Real Estate Investment Trusts—(continued)
AvalonBay Communities, Inc.	20,204	$3,323
Equity Residential	40,531	2,497
Essex Property Trust, Inc.	8,405	2,023
Mid-America Apartment Communities, Inc.	19,800	1,807

		12,083

Manufactured Homes—5.0%
Equity LifeStyle Properties, Inc.	10,242	899
Sun Communities, Inc.	28,950	2,645

		3,544

Single Family Homes—3.3%
American Homes 4 Rent Class A	118,800	2,385

Total Residential		18,012

RETAIL—11.5%

Regional Malls—5.2%
Simon Property Group, Inc.	23,801	3,674

Shopping Centers—6.3%
Brixmor Property Group, Inc.	78,302	1,194
Federal Realty Investment Trust	9,100	1,057
Regency Centers Corp.	38,150	2,250

		4,501

Total Retail		8,175

SELF STORAGE—5.9%
CubeSmart	79,600	2,245
Extra Space Storage, Inc.	22,948	2,005

		4,250

TOTAL COMMON STOCKS (Identified Cost $54,624)		70,568
TOTAL LONG-TERM INVESTMENTS—98.9% (Identified Cost $54,624)		70,568

SHORT-TERM INVESTMENT—0.8%

Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(1)	551,223	551
Total SHORT-TERM INVESTMENT (Identified Cost $551)		551

See Notes to Schedules of Investments

1

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

TOTAL INVESTMENTS—99.7% (Identified cost $55,175)	71,119	(1)

Other assets and liabilities, net—0.3%	183

NET ASSETS—100.0%	$71,302

Footnote Legend

(1)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$70,568	$70,568
Short-Term Investments	551	551
Total Investments	$71,119	$71,119

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

VIRTUS KAR CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.3%

Consumer Discretionary—26.1%
Amazon.com, Inc.(1)	9,620	$13,923
Booking Holdings, Inc.(1)	1,699	3,535
Ctrip.com International Ltd. ADR(1)	77,790	3,627
Home Depot, Inc. (The)	25,708	4,582
Las Vegas Sands Corp.	94,602	6,802
McDonald’s Corp.	19,250	3,010
MercadoLibre, Inc.	7,010	2,498
Netflix, Inc.(1)	30,580	9,032
NIKE, Inc. Class B	65,875	4,377
Ross Stores, Inc.	52,477	4,092
Starbucks Corp.	73,788	4,272

		59,750

Consumer Staples—5.4%
Monster Beverage Corp.(1)	132,115	7,558
Philip Morris International, Inc.	47,481	4,720

		12,278

Energy—4.0%
Cabot Oil & Gas Corp.	141,403	3,391
Core Laboratories N.V.	21,936	2,374
Pioneer Natural Resources Co.	19,620	3,370

		9,135

Financials—7.2%
Bank of America Corp.	256,520	7,693
Charles Schwab Corp. (The)	65,327	3,412
MarketAxess Holdings, Inc.	14,640	3,183
SEI Investments Co.	31,160	2,334

		16,622

Healthcare—8.7%
BioMarin Pharmaceutical, Inc.(1)	19,762	1,602
Bluebird Bio, Inc.(1)	11,440	1,953
Danaher Corp.	35,387	3,465
HealthEquity, Inc.(1)	62,440	3,780
Illumina, Inc.(1)	16,310	3,856
Zoetis, Inc.	63,344	5,290

		19,946

Industrials—7.8%
Caterpillar, Inc.	29,150	4,296
CoStar Group, Inc.(1)	10,280	3,728

	SHARES	VALUE

Industrials—(continued)
Kansas City Southern	30,320	$3,331
Rockwell Automation, Inc.	11,320	1,972
Roper Technologies, Inc.	16,542	4,643

		17,970

Information Technology—38.1%
Accenture plc Class A	23,941	3,675
Activision Blizzard, Inc.	58,840	3,969
Alibaba Group Holding Ltd. Sponsored ADR(1)	76,628	14,064
Alphabet, Inc. Class A(1)	2,419	2,509
Amphenol Corp. Class A	74,064	6,379
Arista Networks, Inc.(1)	8,270	2,111
Facebook, Inc. Class A(1)	73,142	11,687
Gartner, Inc.(1)	18,980	2,232
NVIDIA Corp.	38,160	8,838
Paycom Software, Inc.(1)	47,032	5,051
Tencent Holdings Ltd. ADR	114,820	6,119
Visa, Inc. Class A	74,428	8,903
Workday, Inc. Class A(1)	42,920	5,456
Yandex N.V. Class A(1)	158,115	6,238

		87,231

Materials—2.0%
Ecolab, Inc.	33,394	4,577
TOTAL COMMON STOCKS (Identified Cost $120,990)		227,509
TOTAL LONG-TERM INVESTMENTS—99.3% (Identified Cost $120,990)		227,509

SHORT-TERM INVESTMENT—0.7%

Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(2)	1,581,630	1,582
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,582)		1,582

TOTAL INVESTMENTS—100.0% (Identified Cost $122,572)		229,091

Other assets and liabilities, net—0.0%		(78)

NET ASSETS—100.0%		$229,013

See Notes to Schedules of Investments

1

VIRTUS KAR CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS KAR CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

Country Weightings †
United States	87%
China	10
Russia	3
Total	100%

† % of total investments as of March 31, 2018.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$227,509	$227,509
Short-Term Investment	1,582	1,582
Total Investments	$229,091	$229,091

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

VIRTUS KAR SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—96.4%

Consumer Discretionary—12.2%
Emerald Expositions Events, Inc.	87,850	$1,711
Fox Factory Holding Corp.(1)	127,925	4,465
Ollie’s Bargain Outlet Holdings, Inc.(1)	71,840	4,332

		10,508

Consumer Staples—5.1%
Chefs’ Warehouse, Inc. (The)(1)	124,350	2,860
PriceSmart, Inc.	18,500	1,546

		4,406

Financials—18.7%
FactSet Research Systems, Inc.	11,300	2,253
Financial Engines, Inc.	11,350	397
Interactive Brokers Group, Inc. Class A	84,930	5,711
MarketAxess Holdings, Inc.	10,150	2,207
Moelis & Co. Class A	55,780	2,836
Morningstar, Inc.	28,840	2,755

		16,159

Healthcare—7.9%
Abaxis, Inc.	34,100	2,408
National Research Corp. Class A	83,240	2,435
U.S. Physical Therapy, Inc.	24,000	1,951

		6,794

Industrials—19.4%
AAON, Inc.	44,200	1,724
Copart, Inc.(1)	77,700	3,957
HEICO Corp. Class A	56,063	3,978
Old Dominion Freight Line, Inc.	30,200	4,438
Omega Flex, Inc.	41,699	2,715

		16,812

Information Technology—33.1%
ANSYS, Inc.(1)	14,470	2,267
Aspen Technology, Inc.(1)	42,920	3,386
Auto Trader Group plc	800,000	3,935
Autohome, Inc. ADR	89,370	7,681
Ellie Mae, Inc.(1)	20,000	1,839
Mesa Laboratories, Inc.	7,035	1,044
NVE Corp.	39,200	3,258
Paycom Software, Inc.(1)	14,700	1,579

	SHARES	VALUE

Information Technology—(continued)
Rightmove plc	60,000	$3,659

		28,648
TOTAL COMMON STOCKS (Identified Cost $40,914)		83,327
TOTAL LONG-TERM INVESTMENTS—96.4% (Identified Cost $40,914)		83,327

SHORT-TERM INVESTMENT—3.7%

Money Market Mutual Fund—3.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(2)	3,176,056	3,176
TOTAL SHORT-TERM INVESTMENT (Identified Cost $3,176)		3,176

TOTAL INVESTMENTS—100.1% (Identified Cost $44,090)		86,503

Other assets and liabilities, net—(0.1)%		(89)

NET ASSETS—100.0%		$86,414

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

VIRTUS KAR SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

Country Weightings†
United States	82%
China	9
United Kingdom	9
Total	100%

† % of total investments as of March 31, 2018.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$83,327	$83,327
Short-Term Investments	3,176	3,176
Total Investments	$86,503	$86,503

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

VIRTUS KAR SMALL-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—97.7%

Consumer Discretionary—14.5%
Cheesecake Factory, Inc. (The)	86,200	$4,156
Cinemark Holdings, Inc.	84,900	3,198
Sally Beauty Holdings, Inc.(1)	109,400	1,800
Thor Industries, Inc.	32,100	3,697

		12,851

Consumer Staples—5.6%
National Beverage Corp.	35,450	3,156
WD-40 Co.	14,000	1,844

		5,000

Energy—3.9%
Core Laboratories N.V.	31,800	3,441

Financials—17.3%
Artisan Partners Asset Management, Inc. Class A	73,200	2,438
Bank of Hawaii Corp.	40,170	3,338
First Financial Bankshares, Inc.	51,620	2,390
Houlihan Lokey, Inc.	45,000	2,007
Primerica, Inc.	30,728	2,968
RLI Corp.	35,400	2,244

		15,385

Healthcare—3.2%
Anika Therapeutics, Inc.(1)	56,830	2,826

Industrials—22.5%
Graco, Inc.	63,610	2,908
Landstar System, Inc.	28,100	3,081
Lincoln Electric Holdings, Inc.	22,010	1,980
RBC Bearings, Inc.(1)	31,050	3,857
SiteOne Landscape Supply, Inc.(1)	62,700	4,830
Watsco, Inc.	18,050	3,267

		19,923

Information Technology—13.7%
American Software, Inc. Class A	102,600	1,334
Badger Meter, Inc.	65,566	3,091
Brooks Automation, Inc.	91,470	2,477
Cass Information Systems, Inc.	43,254	2,574
Jack Henry & Associates, Inc.	22,490	2,720

		12,196

	SHARES	VALUE

Materials—4.3%
Scotts Miracle-Gro Co. (The)	44,592	$3,824

Real Estate—12.7%
HFF, Inc. Class A	71,500	3,554
MGM Growth Properties LLC Class A	145,040	3,849
RE/MAX Holdings, Inc. Class A	63,600	3,845

		11,248

TOTAL COMMON STOCKS (Identified Cost $58,680)		86,694
TOTAL LONG-TERM INVESTMENTS—97.7% (Identified Cost $58,680)		86,694

SHORT-TERM INVESTMENT—2.5%

Money Market Mutual Fund—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(2)	2,212,409	2,212
TOTAL SHORT-TERM INVESTMENT (Identified Cost $2,212)		2,212

TOTAL INVESTMENTS—100.2% (Identified Cost $60,892)		88,906

Other assets and liabilities, net—(0.2)%		(184)

NET ASSETS—100.0%		$88,722

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$86,694	$86,694
Short-Term Investment	2,212	2,212
Total Investments	$88,906	$88,906

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE

U.S. GOVERNMENT SECURITIES—3.9%

U.S. Treasury Note
1.375%, 4/30/20	$1,225		$1,201
1.875%, 1/31/22	600		586
1.875%, 2/28/22	2,045		1,997
2.375%, 1/31/23	1,405		1,393
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $5,206)			5,177

MUNICIPAL BONDS—0.6%

Michigan—0.1%
Tobacco Settlement Finance Authority Revenue Taxable Series A, 7.309%, 6/1/34	185		184

Virginia—0.5%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, 6.706%, 6/1/46	655		619
TOTAL MUNICIPAL BONDS (Identified Cost $832)			803

FOREIGN GOVERNMENT SECURITIES—10.1%

Argentine Republic
5.625%, 1/26/22	130		132
7.500%, 4/22/26	540		577
5.875%, 1/11/28	205		193
Series NY, 8.280%, 12/31/33	562		615
7.125%, 7/6/36	265		255
7.625%, 4/22/46	150		149
6.875%, 1/11/48	135		123
Bolivarian Republic of Venezuela
RegS, 7.650%, 4/21/25(4)(10)	825		250
9.375%, 1/13/34(10)	295		101
Dominican Republic 144A 5.950%, 1/25/27(3)	335		350
Federative Republic of Brazil
12.500%, 1/5/22	930	BRL	328
Treasury Note Series F, 10.000%, 1/1/23	870	BRL	282
Treasury Note Series F, 10.000%, 1/1/25	860	BRL	277
Treasury Note Series F, 10.000%, 1/1/25	170	BRL	55
10.250%, 1/10/28	450	BRL	150
5.625%, 1/7/41	310		304
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	340		328
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	300		319

	PAR VALUE		VALUE
Provincia de Buenos Aires
144A, 9.125%, 3/16/24(3)	$280		$312
144A, 7.875%, 6/15/27(3)	465		484
Republic of Chile 5.500%, 8/5/20	231,500	CLP	399
Republic of Colombia
4.375%, 3/21/23	1,823,000	COP	611
9.850%, 6/28/27	283,000	COP	127
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	315		325
Republic of Ecuador 144A 8.875%, 10/23/27(3)	275		280
Republic of Ghana 144A 10.750%, 10/14/30(3)	225		294
Republic of Indonesia FR70 8.375%, 3/15/24	5,071,000	IDR	402
Republic of South Africa
Series 2023, 7.750%, 2/28/23	3,700	ZAR	317
4.875%, 4/14/26	200		199
4.300%, 10/12/28	785		735
Republic of Turkey
4.875%, 10/9/26	570		537
4.875%, 4/16/43	420		339
Russian Federation
Series 6216, 6.700%, 5/15/19	31,255	RUB	549
Series 6215, 7.000%, 8/16/23	8,830	RUB	158
Sultanate of Oman
144A, 5.375%, 3/8/27(3)	455		444
144A, 5.625%, 1/17/28(3)	405		395
Ukraine
144A, 7.750%, 9/1/23(3)	270		279
144A, 7.750%, 9/1/26(3)	655		670
United Mexican States
Series M, 6.500%, 6/9/22	6,713	MXN	360
4.150%, 3/28/27	275		278
4.750%, 3/8/44	164		159
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $13,842)			13,441

MORTGAGE-BACKED SECURITIES—14.2%

Agency—3.5%
Federal National Mortgage Association
Pool #AT2016, 3.000%, 4/1/43	412		406
Pool #AT7621, 3.000%, 5/1/43	775		763
Pool #AS4992, 3.500%, 5/1/45	249		250
Pool #AS5696, 3.500%, 8/1/45	1,205		1,209
Pool #AS6386, 3.000%, 12/1/45	639		623
Pool #AS9393, 4.000%, 4/1/47	140		144
Pool #MA3058, 4.000%, 7/1/47	105		108

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

Agency—(continued)
Pool #MA3088, 4.000%, 8/1/47	$841	$863
Pool #MA3121, 4.000%, 9/1/47	309	317

		4,683

Non-Agency—10.7%
American Homes 4 Rent Trust
2014-SFR2, C 144A, 4.705%, 10/17/36(3)	435	457
2015-SFR2, C 144A, 4.691%, 10/17/45(3)	340	360
2015-SFR1, A 144A, 3.467%, 4/17/52(3)	322	325
Ameriquest Mortgage Securities, Inc. 2003-10, AF6 5.210%, 11/25/33(2)	4	4
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4 , (5.850% minus 1 month LIBOR) 4.748%, 6/25/33(2)	302	300
AMSR Trust 2016-SFR1, D 144A , (1 month LIBOR + 2.400%) 4.208%, 11/17/33(2)(3)	335	337
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	86	86
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 4.984%, 7/25/35(2)	349	359
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	151	155
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A, 4.250%, 4/28/55(3)	275	284
2017-SPL1, B1 144A, 4.250%, 10/28/64(2)(3)	203	208
Bayview Opportunity Master Fund IVb Trust
2016-SPL2, B1 144A, 4.250%, 6/28/53(2)(3)	130	134
2017-SPL3, B1 144A, 4.250%, 11/28/53(2)(3)	300	313
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(3)	215	219
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(2)	187	191
Citigroup Mortgage Loan Trust, Inc. 2015-A, A1 144A 3.500%, 6/25/58(2)(3)	191	191
Colony American Finance Ltd. 2015-1, A 144A 2.896%, 10/15/47(3)	206	205
Colony Starwood Homes Trust 2016-2A, C 144A , (1 month LIBOR + 2.150%) 3.927%, 12/17/33(2)(3)	335	335
COLT Mortgage Loan Trust Funding LLC 2017-1, A3 144A, 3.074%, 5/27/47(2)(3)	190	191

	PAR VALUE	VALUE

Non-Agency—(continued)
2018-1, A1 144A, 2.930%, 2/25/48(2)(3)	$268	$268
Credit Suisse Commercial Mortgage-Backed Trust 2006-8, 3A1 6.000%, 10/25/21	85	79
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A 3.798%, 4/25/44(2)(3)	118	119
Deephaven Residential Mortgage Trust
2017-1A, A2 144A, 2.928%, 12/26/46(2)(3)	55	54
2018-1A, A1 144A, 2.976%, 12/25/57(2)(3)	197	197
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	290	290
Galton Funding Mortgage Trust
2017-1, A21 144A, 3.500%, 7/25/56(2)(3)	183	183
2018-1, A23 144A, 3.500%, 11/25/57(2)(3)	318	317
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	105	107
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 2004-1, 21A1 3.546%, 4/25/34(2)	125	125
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 2004-CB1, 5A 5.000%, 6/25/19	3	3
JPMorgan Chase Mortgage Trust
2005-A1, 4A1, 3.824%, 2/25/35(2)	12	12
2005-A4, 3A1, 3.405%, 7/25/35(2)	13	14
2014-1, 2A12 144A, 3.500%, 1/25/44(2)(3)	205	203
2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	292	292
2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	362	361
2017-5, A1 144A, 3.184%, 10/26/48(2)(3)	463	461
2017-4, A3 144A, 3.500%, 11/25/48(2)(3)	295	292
MASTR Alternative Loan Trust 2005-5, 2A3 5.500%, 7/25/25	126	119
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(2)(3)	158	162
MetLife Securitization Trust 2017-1A, M1 144A 3.640%, 4/25/55(2)(3)	150	151
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	125	129
New Residential Mortgage Loan Trust
2014-1A, A 144A, 3.750%, 1/25/54(2)(3)	278	281
2015-2A, A1 144A, 3.750%, 8/25/55(2)(3)	225	227
2016-1A, A1 144A, 3.750%, 3/25/56(2)(3)	197	199
2016-4A, B1A 144A, 4.500%, 11/25/56(2)(3)	294	304

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	$260	$262
Pretium Mortgage Credit Partners I LLC
2017-NPL5, A1 144A, 3.327%, 12/30/32(2)(3)	123	123
2017-NPL2, A1 144A, 3.250%, 3/28/57(2)(3)	186	185
Progress Residential Trust 2018-SFR1, B 144A 3.484%, 3/17/35(3)	270	270
Residential Asset Mortgage Products Trust
2004-SL1, A8, 6.500%, 11/25/31	19	20
2005-SL2, A4, 7.500%, 2/25/32	151	140
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	225	231
RETL 2018-RVP, C144A , (1 month LIBOR + 2.050%) 3.827%, 3/15/33(2)(3)	200	201
Sequoia Mortgage Trust 2013-8, B1 3.533%, 6/25/43(2)	190	186
Structured Adjustable Rate Mortgage Loan Trust 2004-4, 3A1 3.813%, 4/25/34(2)	144	145
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(2)(3)	84	84
Towd Point Mortgage Trust
2015-1, A2 144A, 3.250%, 10/25/53(2)(3)	255	254
2016-1, M1 144A, 3.500%, 2/25/55(2)(3)	135	135
2015-6, M1 144A, 3.750%, 4/25/55(2)(3)	130	132
2015-5, A2 144A, 3.500%, 5/25/55(2)(3)	315	317
2017-1, M1 144A, 3.750%, 10/25/56(2)(3)	135	137
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	855	843
Vericrest Opportunity Loan Trust LVI LLC 2017-NPL3, A1 144A 3.500%, 3/25/47(2)(3)	213	213
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(2)(3)	396	395
Verus Securitization Trust 2018-1, A1 144A 2.929%, 2/25/48(2)(3)	261	261
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	150	149

		14,286
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $19,046)		18,969

ASSET-BACKED SECURITIES—6.8%

Automobiles—4.2%
American Credit Acceptance Receivables Trust 2018-1, C 144A 3.550%, 4/10/24(3)	400	400

	PAR VALUE	VALUE

Automobiles—(continued)
Capital Auto Receivables Asset Trust 2017-1, D 144A 3.150%, 2/20/25(3)	$340	$337
Carnow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(3)	325	329
Drive Auto Receivables Trust 2017-2, C 2.750%, 9/15/23	405	403
DT Auto Owner Trust 2018-1A, C144A 3.470%, 12/15/23(3)	335	335
Exeter Automobile Receivables Trust
2015-2A, C 144A, 3.900%, 3/15/21(3)	380	383
2014-3A, D 144A, 5.690%, 4/15/21(3)	410	420
2018-1A, C 144A, 3.030%, 1/17/23(3)	410	406
Flagship Credit Auto Trust
2014-1, E 144A, 5.710%, 8/16/21(3)	305	309
2016-3, D 144A, 3.890%, 11/15/22(3)	400	402
Foursight Capital Automobile Receivables Trust 2017-1, B 144A 3.050%, 12/15/22(3)	320	315
GLS Auto Receivables Trust
2017-1A, B 144A, 2.980%, 12/15/21(3)	405	402
2018-1A, B 144A, 3.520%, 8/15/23(3)	410	408
Hertz Vehicle Financing II LP 2016-4A, A 144A 2.650%, 7/25/22(3)	405	396
Tesla Auto Lease Trust 2018-A, D 144A 3.300%, 5/20/20(3)	340	339

		5,584

Other—2.5%
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A 3.240%, 12/20/23(3)	335	334
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	339	338
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	268	263
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(3)	173	171
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(3)	377	367
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(3)	325	326
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(3)	335	336

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

Other—(continued)
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(3)(16)	$335	$335
Prosper Marketplace Issuance Trust 2017-2A, B 144A 3.480%, 9/15/23(3)	340	339
Taco Bell Funding LLC 2016-1A, A21 144A 3.832%, 5/25/46(3)	331	333
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	261	262

		3,404

Student Loans—0.1%
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(3)	146	145
TOTAL ASSET-BACKED SECURITIES (Identified Cost $9,140)		9,133

CORPORATE BONDS AND NOTES—50.6%

Consumer Discretionary—5.4%
Altice France S.A. 144A 7.375%, 5/1/26(3)	200	191
American Axle & Manufacturing, Inc. 6.250%, 3/15/26	15	15
Beazer Homes USA, Inc. 5.875%, 10/15/27	215	199
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(3)	255	244
Cequel Communications Holdings I LLC 144A 7.500%, 4/1/28(3)	200	205
Charter Communications Operating LLC 4.908%, 7/23/25	340	347
Clear Channel Worldwide Holdings, Inc. Series A 7.625%, 3/15/20	250	248
CSC Holdings LLC
5.250%, 6/1/24	205	195
144A, 5.375%, 2/1/28(3)	200	189
Discovery Communications LLC 3.950%, 3/20/28	325	312
DISH DBS Corp. 7.750%, 7/1/26	135	127
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	90	92
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	250	266
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27	110	106
Horton (D.R.), Inc. 4.750%, 2/15/23	260	273

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
L Brands, Inc. 6.875%, 11/1/35	$222	$215
Lear Corp. 3.800%, 9/15/27	405	389
Lennar Corp.
144A, 5.000%, 6/15/27(3)	215	210
144A, 4.750%, 11/29/27(3)	335	321
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(3)	215	218
M/I Homes, Inc. 5.625%, 8/1/25	220	214
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(3)	210	201
MDC Holdings, Inc. 5.500%, 1/15/24	295	299
Meredith Corp. 144A 6.875%, 2/1/26(3)	170	174
PetSmart, Inc. 144A 8.875%, 6/1/25(3)	150	86
Scientific Games International, Inc. 144A 5.000%, 10/15/25(3)	205	199
TRI Pointe Group, Inc. 5.875%, 6/15/24	165	167
Viking Cruises Ltd. 144A 5.875%, 9/15/27(3)	270	256
Vista Outdoor, Inc. 5.875%, 10/1/23	275	256
Weekley Homes LLC 144A 6.625%, 8/15/25(3)	270	267
William Lyon Homes, Inc. 144A 6.000%, 9/1/23(3)	350	349
Wyndham Worldwide Corp. 4.500%, 4/1/27	325	323

		7,153

Consumer Staples—1.7%
Albertsons’s Cos LLC 5.750%, 3/15/25	155	132
Anheuser-Busch InBev Finance, Inc. 3.650%, 2/1/26	210	209
BAT Capital Corp. 144A 3.557%, 8/15/27(3)	275	263
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(3)	125	130
CVS Health Corp. 4.300%, 3/25/28	390	393
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	285	283
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	140	133
MARB BondCo plc 144A 7.000%, 3/15/24(3)	260	244
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	105	106
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	295	294
Tops Holding LLC 144A 8.000%, 6/15/22(3)(10)	250	115

		2,302

Energy—9.6%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	193	203

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)
Alta Mesa Holdings LP 7.875%, 12/15/24	$160	$167
American Midstream Partners LP 144A 8.500%, 12/15/21(3)	130	131
Anadarko Finance Co. Series B 7.500%, 5/1/31	160	204
Anadarko Petroleum Corp. 6.600%, 3/15/46	200	251
Berry Petroleum Co., LLC 144A 7.000%, 2/15/26(3)	70	71
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	125	127
Bristow Group, Inc. 144A 8.750%, 3/1/23(3)	60	61
Callon Petroleum Co. 6.125%, 10/1/24	253	259
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	260	288
Chesapeake Energy Corp. 144A 8.000%, 6/15/27(3)	270	258
Continental Resources, Inc. 4.500%, 4/15/23	145	147
Denbury Resources, Inc. 144A 9.250%, 3/31/22(3)	64	65
Ecopetrol S.A. 5.375%, 6/26/26	345	359
Encana Corp. 8.125%, 9/15/30	155	202
Energy Transfer Equity LP 4.250%, 3/15/23	150	146
Energy Transfer Partners LP 5.000%, 10/1/22	425	442
EP Energy LLC
6.375%, 6/15/23	155	79
144A, 8.000%, 11/29/24(3)	180	181
Gazprom OAO 144A 4.950%, 2/6/28(3)(7)	205	203
Geopark Ltd. 144A 6.500%, 9/21/24(3)	270	271
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	220	228
HollyFrontier Corp. 5.875%, 4/1/26	360	387
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(3)	395	395
Kinder Morgan, Inc. 7.750%, 1/15/32	400	511
MPLX LP 4.000%, 3/15/28	148	146
Nabors Industries, Inc. 5.500%, 1/15/23	135	132
Odebrecht Offshore Drilling Finance Ltd. 144A, 6.720%, 12/1/22(3)	126	121
PIK Interest Capitalization , 144A , 7.720%, 12/1/26(3)(14)	380	109
Odebrecht Oil & Gas Finance Ltd. 144A 0.000%, 12/31/49(3)	60	1
Parker Drilling Co. 7.500%, 8/1/20	365	333
Petrobras Global Finance BV
144A, 5.299%, 1/27/25(3)	364	359

	PAR VALUE	VALUE

Energy—(continued)
7.375%, 1/17/27	$660	$714
144A, 5.999%, 1/27/28(3)	180	178
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)(10)	650	177
Petroleos Mexicanos
6.500%, 3/13/27	795	849
6.500%, 6/2/41	220	218
6.375%, 1/23/45	185	180
Range Resources Corp. 4.875%, 5/15/25	145	134
RSP Permian, Inc. 5.250%, 1/15/25	275	284
Sanchez Energy Corp. 144A 7.250%, 2/15/23(3)	145	146
SESI LLC 144A 7.750%, 9/15/24(3)	210	217
Seven Generations Energy Ltd. 144A 5.375%, 9/30/25(3)	270	258
SM Energy Co. 5.625%, 6/1/25	110	104
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	265	292
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	320	347
Sunoco LP
144A, 5.500%, 2/15/26(3)	70	68
144A, 5.875%, 3/15/28(3)	85	82
TransMontaigne Partners LP 6.125%, 2/15/26	150	150
Transocean, Inc.
144A, 9.000%, 7/15/23(3)	95	101
6.800%, 3/15/38	85	66
Ultra Resources, Inc.
144A, 6.875%, 4/15/22(3)	16	14
144A, 7.125%, 4/15/25(3)	51	42
USA Compression Partners LP 144A 6.875%, 4/1/26(3)	255	259
Valero Energy Partners LP 4.500%, 3/15/28	325	327
Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	205	191
Weatherford International Ltd. 9.875%, 2/15/24	80	73
YPF S.A.
144A, 8.500%, 3/23/21(3)	138	151
144A, 8.750%, 4/4/24(3)	45	50
144A, 6.950%, 7/21/27(3)	295	296

		12,805

Financials—13.1%
Acrisure LLC 144A 7.000%, 11/15/25(3)	325	312

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE

Financials—(continued)
AerCap Ireland Capital DAC
3.950%, 2/1/22	$150		$151
3.650%, 7/21/27	310		290
Allstate Corp. (The) Series B 5.750%, 8/15/53(6)	365		382
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	440		442
Ares Capital Corp.
3.625%, 1/19/22	210		207
3.500%, 2/10/23	205		199
Athene Holding Ltd. 4.125%, 1/12/28	325		312
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	335		336
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	355		333
Banco Bilbao Vizcaya Argentaria Bancomer S.A.
144A, 6.500%, 3/10/21(3)	425		452
144A, 5.125%, 1/18/33(3)	275		264
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	330		347
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(3)	415		388
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)	155		169
Banco Santander Chile 144A 3.875%, 9/20/22(3)	505		509
Bancolombia S.A. 5.125%, 9/11/22	545		563
Bank of America Corp. 4.200%, 8/26/24	458		464
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	390		402
Bank of Montreal 3.803%, 12/15/32	71		67
Bonos del Banco Central de Chile 4.500%, 6/1/20	70,000	CLP	120
Brighthouse Financial, Inc. 144A 3.700%, 6/22/27(3)	215		199
BrightSphere Investment Group plc 4.800%, 7/27/26	270		271
Capital One Financial Corp. 3.750%, 7/28/26	405		385
Compass Bank 3.875%, 4/10/25	380		372
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	535		533
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	440		446
FS Investment Corp.
4.250%, 1/15/20	230		232
4.750%, 5/15/22	50		50
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)	335		355

	PAR VALUE	VALUE

Financials—(continued)
HBOS plc 144A 6.750%, 5/21/18(3)	$200	$201
Huntington National Bank (The) 6.600%, 6/15/18	250	252
ICAHN Enterprises LP 6.375%, 12/15/25	335	337
ING Groep N.V. 6.000% (5)(6)	275	282
Jefferies Group LLC
5.125%, 1/20/23	165	175
4.850%, 1/15/27	60	61
JPMorgan Chase & Co. 2.950%, 10/1/26	475	447
Kazakhstan Temir Zholy National Co. JSC 144A 4.850%, 11/17/27(3)	435	433
Leucadia National Corp. 5.500%, 10/18/23	250	257
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)	25	31
Lincoln National Corp. , (3 month LIBOR + 2.040%) 3.785%, 4/20/67(2)(6)	365	348
Lloyds Bank plc 144A 6.500%, 9/14/20(3)	600	640
Navient Corp. 6.750%, 6/25/25	215	218
Nuveen Finance LLC 144A 4.125%, 11/1/24(3)	350	356
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(3)(7)	610	635
Prudential Financial, Inc. 5.875%, 9/15/42	405	426
Santander Holdings USA, Inc.
3.700%, 3/28/22	195	195
4.400%, 7/13/27	200	199
Sberbank of Russia 144A 5.500%, 2/26/24(3)(7)	315	317
Springleaf Finance Corp. 6.875%, 3/15/25	135	136
Synchrony Financial 3.950%, 12/1/27	295	279
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	360	351
Toronto-Dominion Bank (The) 3.625%, 9/15/31	135	129
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	405	398
Voya Financial, Inc. 5.650%, 5/15/53	290	296
Wells Fargo & Co. Series S 5.900%, 8/15/27	475	489

		17,440

Health Care—3.6%
Abbott Laboratories 3.750%, 11/30/26	405	403
Anthem, Inc. 3.650%, 12/1/27	90	87
Avantor, Inc. 144A 6.000%, 10/1/24(3)	125	124
Becton Dickinson & Co. 3.700%, 6/6/27	420	405

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—(continued)
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(3)	$160	$163
Community Health Systems, Inc. 6.250%, 3/31/23	80	74
Concordia International Corp. 144A 9.000%, 4/1/22(3)	65	59
DJO Finco, Inc. 144A 8.125%, 6/15/21(3)	135	135
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(3)(14)	150	151
Endo Dac
144A, 6.000%, 7/15/23(3)	100	75
144A, 6.000%, 2/1/25(3)	190	136
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	60	62
HCA, Inc. 5.250%, 6/15/26	130	132
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	205	212
Mylan NV 3.950%, 6/15/26	335	325
Owens & Minor, Inc. 3.875%, 9/15/21	75	74
Polaris Intermediate Corp. PIK Interest Capitalization, 144A 8.500%, 12/1/22(3)(14)	30	31
Surgery Center Holdings, Inc.	265	276
144A, 8.875%, 4/15/21(3)
144A, 6.750%, 7/1/25(3)	50	49
Tenet Healthcare Corp.
8.125%, 4/1/22	60	63
144A, 4.625%, 7/15/24(3)	70	67
144A, 5.125%, 5/1/25(3)	65	62
144A, 7.000%, 8/1/25(3)	220	216
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	220	176
Valeant Pharmaceuticals International, Inc. 144A 9.250%, 4/1/26(3)	90	90
Valeant Pharmaceuticals International, Inc.
144A, 7.500%, 7/15/21(3)	50	50
144A, 6.500%, 3/15/22(3)	20	21
144A, 5.875%, 5/15/23(3)	300	266
144A, 7.000%, 3/15/24(3)	30	31
144A, 5.500%, 11/1/25(3)	200	195
144A, 9.000%, 12/15/25(3)	35	35
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(3)	165	157

	PAR VALUE	VALUE

Health Care—(continued)
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	$405	$393

		4,795

Industrials—3.2%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	320	332
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	340	323
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	280	279
CNH Industrial N.V.
4.500%, 8/15/23	280	285
3.850%, 11/15/27	180	175
DP World Ltd. 144A 6.850%, 7/2/37(3)	200	243
Embraer Netherlands Finance BV 5.400%, 2/1/27	150	159
JSL Europe S.A. 144A 7.750%, 7/26/24(3)	285	290
Masco Corp. 5.950%, 3/15/22	296	320
Navistar International Corp. 144A 6.625%, 11/1/25(3)	270	270
New Enterprise Stone & Lime Co., Inc. 144A 6.250%, 3/15/26(3)	120	120
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	20	21
Owens Corning 3.400%, 8/15/26	330	318
Pitney Bowes, Inc. 4.125%, 5/15/22	391	370
Standard Industries, Inc.
144A, 6.000%, 10/15/25(3)	175	179
144A, 4.750%, 1/15/28(3)	130	122
TransDigm, Inc.
6.500%, 7/15/24	145	149
6.500%, 5/15/25	90	91
Wrangler Buyer Corp. 144A 6.000%, 10/1/25(3)	208	204

		4,250

Information Technology—2.9%
Arrow Electronics, Inc. 3.875%, 1/12/28	340	329
Blackboard, Inc. 144A 9.750%, 10/15/21(3)	155	132
Broadcom Corp.
3.000%, 1/15/22	105	103
3.625%, 1/15/24	260	256
Citrix Systems, Inc. 4.500%, 12/1/27	320	316
Dell International LLC
144A, 5.450%, 6/15/23(3)	70	74
144A, 8.100%, 7/15/36(3)	140	170
Everi Payments, Inc. 144A 7.500%, 12/15/25(3)	65	66
Flex Ltd. 4.750%, 6/15/25	375	391

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—(continued)
Jabil, Inc. 3.950%, 1/12/28	$340	$329
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(3)	75	74
Radiate Holdco LLC
144A, 6.875%, 2/15/23(3)	65	63
144A, 6.625%, 2/15/25(3)	260	242
VeriSign, Inc. 4.750%, 7/15/27	270	258
ViaSat, Inc. 144A 5.625%, 9/15/25(3)	270	260
VMware, Inc.
2.950%, 8/21/22	217	208
3.900%, 8/21/27	230	218
Western Digital Corp. 4.750%, 2/15/26	340	339

		3,828

Materials—5.0%
AK Steel Corp. 7.500%, 7/15/23	130	137
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	425	439
Anglo American Capital plc 144A 4.000%, 9/11/27(3)	435	417
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(6)	225	253
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)	150	156
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	205	207
CRH America Finance, Inc. 144A 3.400%, 5/9/27(3)	300	287
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	340	337
Fibria Overseas Finance Ltd. 4.000%, 1/14/25	321	310
FMG Resources August 2006 Pty Ltd. 144A 5.125%, 3/15/23(3)	210	209
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	390	376
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(3)	185	197
Hexion Inc. 6.625%, 4/15/20	140	131
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	300	306
James Hardie International Finance DAC 144A 5.000%, 1/15/28(3)	265	257
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	205	212
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(3)	130	124
144A, 5.000%, 5/1/25(3)	300	288
OCP SA 144A 5.625%, 4/25/24(3)	320	338
Platform Specialty Products Corp. 144A 5.875%, 12/1/25(3)	220	215
PQ Corp. 144A 5.750%, 12/15/25(3)	90	89

	PAR VALUE		VALUE

Materials—(continued)
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	$325		$320
Severstal OAO Via Steel Capital S.A. 144A 5.900%, 10/17/22(3)(7)	260		278
Teck Resources Ltd. 144A 8.500%, 6/1/24(3)	90		100
United States Steel Corp. 6.250%, 3/15/26	270		269
Vale Overseas Ltd. 6.250%, 8/10/26	135		151
Yamana Gold, Inc. 144A 4.625%, 12/15/27(3)	350		344

			6,747

Real Estate—1.7%
EPR Properties
4.750%, 12/15/26	130		130
4.500%, 6/1/27	205		200
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	180		174
Hospitality Properties Trust
4.950%, 2/15/27	195		198
4.375%, 2/15/30	135		129
LifeStorage LP 3.875%, 12/15/27	135		130
MPT Operating Partnership LP
5.500%, 5/1/24	165		168
5.000%, 10/15/27	155		152
Physicians Realty LP 4.300%, 3/15/27	330		327
Select Income REIT 4.500%, 2/1/25	385		380
WP Carey, Inc. 4.600%, 4/1/24	345		354

			2,342

Telecommunication Services—3.2%
America Movil SAB de C.V. 6.450%, 12/5/22	2,000	MXN	102
AT&T, Inc.
3.400%, 8/14/24	213		214
4.250%, 3/1/27	195		197
3.900%, 8/14/27	295		297
5.250%, 3/1/37	65		69
4.800%, 6/15/44	265		258
5.650%, 2/15/47	135		146
Consolidated Communications, Inc. 6.500%, 10/1/22	250		223
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	345		297
Frontier Communications Corp.
8.500%, 4/15/20	135		136
7.125%, 1/15/23	250		169
144A, 8.500%, 4/1/26(3)	135		131

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

Telecommunication Services—(continued)
GTH Finance BV 144A 7.250%, 4/26/23(3)	$300	$326
Level 3 Financing, Inc. 5.375%, 1/15/24	265	258
Qwest Corp. 7.250%, 9/15/25	185	199
Sprint Corp. 7.625%, 3/1/26	95	93
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(3)	200	201
Sprint Spectrum Co., LLC 144A 3.360%, 9/20/21(3)	175	174
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(3)	200	191
Verizon Communications, Inc. 4.125%, 3/16/27	395	400
West Corp. 144A 8.500%, 10/15/25(3)	80	77
Windstream Services LLC 144A 8.625%, 10/31/25(3)	140	129

		4,287

Utilities—1.2%
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	250	255
Exelon Corp. 3.497%, 6/1/22	540	535
Ferrellgas Partners LP
8.625%, 6/15/20	50	46
6.750%, 6/15/23	270	246
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	300	322
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	230	218
Texas Competitive Electric Escrow Series A 10.250%, 11/1/36(10)(15)	396	—
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/20(3)(10)(15)	465	—

		1,622
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $68,558)		67,571

LEVERAGED LOANS(2)—7.5%

Aerospace—0.2%
TransDigm, Inc.
Tranche F, (3 month LIBOR + 2.750%) 4.839%, 6/9/23	203	203
Tranche G, (3 month LIBOR + 2.500%) 4.589%, 8/22/24	30	30

		233

	PAR VALUE	VALUE

Chemicals—0.3%
IPS Acquisition LLC First Lien , (1 month LIBOR + 3.250%) 5.127%, 11/7/24	$35	$35
KMG Chemicals, Inc. , (1 month LIBOR + 2.750%) 4.627%, 6/15/24	27	27
New Arclin U.S. Holding Corp. First Lien , (3 month LIBOR + 3.500%) 5.802%, 2/14/24	149	151
Omnova Solutions, Inc. Tranche B-2 , (1 month LIBOR + 3.250%) 5.127%, 8/25/23	172	175
PQ Corp. Tranche B-1 , (3 month LIBOR + 2.500%) 4.291%, 2/8/25	10	10

		398

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 5.880%, 9/29/24	189	191

Consumer Non-Durables—0.3%
Coty, Inc. Tranche B , (3 month LIBOR + 2.250%) 0.000%, 3/29/25(8)	100	100
Galleria Co. Tranche B , (1 month LIBOR + 3.000%) 4.688%, 9/29/23	99	99
HLF Financing S.a.r.l. Senior Lien , (1 month LIBOR + 5.500%) 7.377%, 2/15/23	60	61
Parfums Holdings Co., Inc. First Lien , (3 month LIBOR + 4.750%) 7.052%, 6/30/24	144	145

		405

Energy—0.6%
California Resources Corp. , (1 month LIBOR + 10.375%) 12.229%, 12/31/21	190	214
Chesapeake Energy Corp. Tranche A , (3 month LIBOR + 7.500%) 9.444%, 8/23/21	44	47
Medallion Midland Acquisition LLC , (1 month LIBOR + 3.250%) 5.127%, 10/30/24	190	189
Paragon Offshore Finance Co. , (3 month LIBOR + 2.750%) 0.000%, 7/16/21(8)(10)(15)	2	—
Seadrill Operating LP , (3 month LIBOR + 6.000%) 8.302%, 2/21/21	170	142
Traverse Midstream Partners LLC , (3 month LIBOR + 4.000%) 5.850%, 9/27/24	110	111
Ultra Resources, Inc. , (1 month LIBOR + 3.000%) 4.765%, 4/12/24	175	173

		876

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

Financial—0.3%
Asurion LLC Tranche B-2, Second Lien , (1 month LIBOR + 6.000%) 7.877%, 8/4/25	$30	$31
Ditech Holding Corp. Tranche B , (1 month LIBOR + 6.000%) 7.877%, 6/30/22	235	229
FinCo I LLC , (1 month LIBOR + 2.750%) 4.627%, 12/27/22	80	81
Genworth Holdings, Inc. , (1 month LIBOR + 4.500%) 6.202%, 2/8/23	20	20

		361

Food/Tobacco—0.2%
CFSP Acquisition Corp.
(3 month LIBOR + 0.500%) 0.500%, 3/16/25(13)	4	3
(3 month LIBOR + 3.000%) 4.822%, 3/16/25	16	16
CHG PPC Parent LLC First Lien , (3 month LIBOR + 2.750%) 0.000%, 3/23/25(8)	20	20
Chobani LLC First Lien , (1 month LIBOR + 3.500%) 5.377%, 10/10/23	116	117
JBS USA Lux S.A. , (3 month LIBOR + 2.500%) 4.678%, 10/30/22	89	89

		245

Food and Drug—0.2%
Albertson’s LLC 2017-1, Tranche B-4 , (1 month LIBOR + 2.750%) 4.627%, 8/25/21	227	224

Forest Prod/Containers—0.1%
Anchor Glass Container Corp. Second Lien , (1 month LIBOR + 7.750%) 9.490%, 12/7/24	58	55
Spectrum Holdings III Corp. First Lien , (1 month LIBOR + 3.250%) 5.127%, 1/31/25	82	82

		137

Gaming/Leisure—0.9%
Affinity Gaming , (1 month LIBOR + 3.250%) 5.127%, 7/1/23	361	363
Everi Payments, Inc. Tranche B , (2 month LIBOR + 3.500%) 5.494%, 5/9/24	65	65
Gateway Casinos & Entertainment Ltd. , (1 month LIBOR + 3.000%) 4.750%, 3/13/25	60	60
Playa Resorts Holding B.V. , (3 month LIBOR + 3.250%) 5.000%, 4/29/24	229	230
Scientific Games International, Inc. Tranche B-5 , (2 month LIBOR + 2.750%) 4.686%, 8/14/24	10	10

	PAR VALUE	VALUE

Gaming/Leisure—(continued)
Seminole Tribe of Florida Tranche B , (1 month LIBOR + 2.000%) 3.877%, 7/8/24	$219	$220
UFC Holdings, LLC First Lien , (1 month LIBOR + 3.250%) 5.130%, 8/18/23	175	175
Wyndham Hotels & Resorts, Inc. Tranche B , (3 month LIBOR + 1.750%) 0.000%, 3/29/25(8)	55	55

		1,178

Healthcare—0.1%
21st Century Oncology, Inc. Tranche B , (3 month LIBOR + 6.125%) 7.855%, 1/16/23	42	40
Envision Healthcare Corp. , (1 month LIBOR + 3.000%) 4.880%, 12/1/23	21	22
PharMerica Corp. Second Lien , (1 month LIBOR + 7.750%) 9.461%, 12/5/25	20	20
U.S. Renal Care, Inc. First Lien , (3 month LIBOR + 4.250%) 6.552%, 12/30/22	68	68

		150

Housing—0.3%
84 Lumber Co. Tranche B-1 , (1 month LIBOR + 5.250%) 7.122%, 10/25/23	124	126
Capital Automotive LP Tranche B, Second Lien , (1 month LIBOR + 6.000%) 7.880%, 3/24/25	64	64
CPG International LLC , (3 month LIBOR + 3.750%) 5.593%, 5/5/24	193	195

		385

Information Technology—0.6%
Applied Systems, Inc. Second Lien , (3 month LIBOR + 7.000%) 9.302%, 9/19/25	25	25
Blackboard, Inc. Tranche B-4, First Lien , (3 month LIBOR + 5.000%) 6.734%, 6/30/21	68	63
Kronos, Inc. Second Lien , (3 month LIBOR + 8.250%) 10.023%, 11/1/24	84	87
Presidio Holdings, Inc. Tranche B , (3 month LIBOR + 2.750%) 4.536%, 2/2/24	154	154
SS&C Technologies Holdings, Inc.
Tranche B-3, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(8)	299	300
Tranche B-4, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(8)	106	107

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—(continued)
Veritas US, Inc. Tranche B , (3 month LIBOR + 4.500%) 6.802%, 1/27/23	$53	$53

		789

Manufacturing—0.4%
Accudyne Industries Borrower S.C.A. , (1 month LIBOR + 3.250%) 5.127%, 8/18/24	35	35
CPI Acquisition, Inc. First Lien , (3 month LIBOR + 4.500%) 6.358%, 8/17/22	358	245
Filtration Group Corp. , (3 month LIBOR + 3.000%) 0.000%, 3/29/25(8)	65	65
Pro Mach Group, Inc. First Lien , (3 month LIBOR + 3.000%) 5.035%, 3/7/25	15	15
Spectrum Holdings III Corp. First Lien , (3 month LIBOR + 1.000%) 1.000%, 1/31/25(13)	8	8
U.S. Farathane LLC Tranche B-4 , (3 month LIBOR + 3.500%) 5.802%, 12/23/21	164	165

		533

Media/Telecom - Diversified Media—0.2%
Crown Finance US, Inc. , (1 month LIBOR + 2.500%) 4.377%, 2/7/25	145	145
Meredith Corp. , (1 month LIBOR + 3.000%) 4.877%, 1/31/25	190	191

		336

Media/Telecom - Telecommunications—0.5%
CenturyLink, Inc. Tranche B , (1 month LIBOR + 2.750%) 4.627%, 1/31/25	140	137
Securus Technologies Holdings, Inc.
First Lien, (1 month LIBOR + 4.500%) 6.377%, 11/1/24	180	182
Second Lien, (1 month LIBOR + 8.250%) 10.127%, 11/1/25	150	151
West Corp.
Tranche B-1, (3 month LIBOR + 3.500%) 0.000%, 10/10/24(8)	90	90
Tranche B, (1 month LIBOR + 4.000%) 5.877%, 10/10/24	84	85

		645

	PAR VALUE	VALUE

Media/Telecom - Wireless Communications—0.0%
Digicel International Finance Ltd. Tranche B, First Lien , (3 month LIBOR + 3.250%) 5.020%, 5/27/24	$25	$25

Metals/Minerals—0.2%
Contura Energy, Inc. , (1 month LIBOR + 5.000%) 6.880%, 3/18/24	130	130
Graftech International Ltd. , (1 month LIBOR + 3.500%) 5.240%, 2/12/25	160	160

		290

Retail—0.2%
BJ’s Wholesale Club, Inc. Second Lien , (1 month LIBOR + 7.500%) 9.191%, 2/3/25	120	120
Neiman Marcus Group Ltd. LLC , (1 month LIBOR + 3.250%) 4.941%, 10/25/20	165	142

		262

Service—1.2%
Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, (3 month LIBOR + 3.250%) 5.022%, 7/23/21	174	170
Second Lien, (3 month LIBOR + 6.500%) 8.267%, 7/25/22	130	124
Delek US Holdings, Inc. , (3 month LIBOR + 2.500%) 0.000%, 3/13/25(8)	35	35
Hoya Midco LLC First Lien , (1 month LIBOR + 3.500%) 5.377%, 6/30/24	84	84
Laureate Education, Inc. 2024 , (1 month LIBOR + 3.500%) 5.377%, 4/26/24	118	118
NAB Holdings, LLC 2018 Refinancing , (3 month LIBOR + 3.000%) 5.302%, 7/1/24	100	100
PAE Holding Corp. First Lien , (2 month LIBOR + 5.500%) 7.494%, 10/20/22	115	116
Pearl Intermediate Parent LLC
First Lien, (3 month LIBOR + 1.000%) 1.000%, 2/14/25(13)	42	42
First Lien, (1 month LIBOR + 2.750%) 4.527%, 2/14/25	143	141
Red Ventures, LLC First Lien , (1 month LIBOR + 4.000%) 5.877%, 11/8/24	204	206

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE

Service—(continued)
Sedgwick Claims Management Services, Inc. Second Lien , (3 month LIBOR + 5.750%) 7.734%, 2/28/22	$340		$341
TKC Holdings, Inc. First Lien , (3 month LIBOR + 4.250%) 6.030%, 2/1/23	173		175

			1,652

Transportation - Automotive—0.2%
Navistar, Inc. Tranche B , (1 month LIBOR + 3.500%) 5.210%, 11/6/24	215		216

Utility—0.4%
APLP Holdings LP , (1 month LIBOR + 3.500%) 5.377%, 4/13/23	244		246
Talen Energy Supply LLC , (1 month LIBOR + 4.000%) 5.877%, 4/15/24	124		121
Vistra Operations Co. LLC
(1 month LIBOR + 2.500%) 4.377%, 8/4/23	148		149
Tranche C, (1 month LIBOR + 2.500%) 4.377%, 8/4/23	26		26

			542
TOTAL LEVERAGED LOANS (Identified Cost $10,110)			10,073

	SHARES

PREFERRED STOCKS—2.7%

Financials—2.1%
Bank of New York Mellon Corp. (The) Series E, 4.950%	290	(9)	297
Citigroup, Inc. Series J, 7.125%	15,800		451
Huntington Bancshares, Inc. Series E, 5.700%	275	(9)	276
JPMorgan Chase & Co. Series Z, 5.300%	70	(9)	72
KeyCorp Series D, 5.000%	640	(9)	631
M&T Bank Corp. Series F, 5.125%	160	(9)	160
MetLife, Inc. Series D, 5.875%	173	(9)	176
PNC Financial Services Group, Inc. (The) Series R, 4.850%	405	(9)	406
PNC Financial Services Group, Inc. (The) Series S, 5.000%	405	(9)	403

			2,872

	SHARES		VALUE

Industrials—0.6%
General Electric Co. Series D, 5.000%	792	(9)	$784
TOTAL PREFERRED STOCKS (Identified Cost $3,562)			3,656

COMMON STOCKS—0.3%

Consumer Discretionary—0.0%
Mark IV Industries(16)	828		29

Energy—0.3%
CGG SA(1)	136,974		272
Frontera Energy Corp.(1)	1,339		37

			309
TOTAL COMMON STOCKS (Identified Cost $247)			338

AFFILIATED MUTUAL FUND(12)—2.2%

Virtus Newfleet Credit Opportunities Fund Class R6	310,156		2,993
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $3,101)			2,993

RIGHTS—0.0%

Utilities—0.0%
Vistra Energy Corp.(16)	7,753		4
TOTAL RIGHTS (Identified Cost $7)			4
TOTAL LONG-TERM INVESTMENTS—98.9% (Identified Cost $133,651)			132,158	(11)

SHORT-TERM INVESTMENT(12)—1.0%

Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)	1,314,105		1,314
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,314)			1,314

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

VALUE

TOTAL INVESTMENTS—99.9% (Identified Cost $134,965)	$133,472

Other assets and liabilities, net—0.1%	82

NET ASSETS—100.0%	$133,554

Abbreviations:

LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)	Variable rate security. Rate disclosed is as of March 31, 2018. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $58,102 or 43.5% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after March 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(11)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(12)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(13)	Represents unfunded portion of security and commitment fee earned on this portion.
(14)	100% of the income received was in cash.
(15)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(16)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

Country Weightings †
United States	70%
Netherlands	3
Mexico	3
Argentina	3
Canada	2
Colombia	2
Chile	1
Other	16
Total	100%

† % of total investments as of March 31, 2018.

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$9,133	$—	$9,133	$—
Corporate Bonds And Notes	67,571	—	67,571	—	*
Foreign Government Securities	13,441	—	13,441	—
Leveraged Loans	10,073	—	10,073	—
Mortgage-Backed Securities	18,969	—	18,969	—
Municipal Bonds	803	—	803	—
U.S. Government Securities	5,177	—	5,177	—
Equity Securities:
Affiliated Mutual Fund	2,993	2,993	—	—
Common Stocks	338	309	—	29
Preferred Stocks	3,656	451	3,205	—
Rights	4	—	—	4
Short-Term Investment	1,314	1,314	—	—
Total Investments	$133,472	$5,067	$128,372	$33

*Amount is less than $500.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

Some of the Series’ investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2018.

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—96.9%

Consumer Discretionary—12.8%
Advance Auto Parts, Inc.	324	$38
Amazon.com, Inc.(1)(3)	1,771	2,563
Aptiv plc	1,205	102
AutoZone, Inc.(1)	121	78
Best Buy Co., Inc.	1,116	78
Booking Holdings, Inc.(1)(3)	216	449
BorgWarner, Inc.	864	43
CarMax, Inc.(1)	806	50
Carnival Corp.	1,791	117
CBS Corp. Class B	1,587	82
Charter Communications, Inc. Class A(1)	852	265
Chipotle Mexican Grill, Inc.(1)	108	35
Comcast Corp. Class A(3)	20,531	702
Darden Restaurants, Inc.	540	46
Discovery Communications, Inc. Class A(1)	683	15
Discovery Communications, Inc. Class C(1)	945	18
DISH Network Corp. Class A(1)	1,000	38
Dollar General Corp.	1,088	102
Dollar Tree, Inc.(1)	1,028	98
Expedia Group, Inc.	546	60
Foot Locker, Inc.	541	25
Ford Motor Co.(3)	17,046	189
Gap, Inc. (The)	962	30
Garmin Ltd.	487	29
General Motors Co.(3)	5,615	204
Genuine Parts Co.	643	58
Goodyear Tire & Rubber Co. (The)	1,083	29
H&R Block, Inc.	921	23
Hanesbrands, Inc.	1,588	29
Harley-Davidson, Inc.	738	32
Hasbro, Inc.	501	42
Hilton Worldwide Holdings, Inc.	891	70
Home Depot, Inc. (The)(3)	5,144	917
Horton (D.R.), Inc.	1,504	66
Interpublic Group of Cos., Inc. (The)	1,706	39
Kohl’s Corp.	749	49
L Brands, Inc.	1,090	42
Leggett & Platt, Inc.	582	26
Lennar Corp. Class A	1,195	70
LKQ Corp.(1)	1,356	51
Lowe’s Cos., Inc.(3)	3,676	323

	SHARES	VALUE

Consumer Discretionary—(continued)
Macy’s, Inc.	1,350	$40
Marriott International, Inc. Class A	1,350	184
Mattel, Inc.	1,528	20
McDonald’s Corp.(3)	3,483	545
MGM Resorts International	2,240	78
Michael Kors Holdings Ltd.(1)	668	41
Mohawk Industries, Inc.(1)	277	64
Netflix, Inc.(1)	1,913	565
Newell Brands, Inc.	2,134	54
News Corp. Class A	1,681	27
News Corp. Class B	533	9
NIKE, Inc. Class B(3)	5,774	384
Nordstrom, Inc.	517	25
Norwegian Cruise Line Holdings Ltd.(1)	798	42
O’Reilly Automotive, Inc.(1)	372	92
Omnicom Group, Inc.	1,022	74
PulteGroup, Inc.	1,189	35
PVH Corp.	341	52
Ralph Lauren Corp.	244	27
Ross Stores, Inc.	1,703	133
Royal Caribbean Cruises Ltd.	753	89
Signet Jewelers Ltd.	264	10
Starbucks Corp.(3)	6,185	358
Tapestry, Inc.	1,249	66
Target Corp.(3)	2,373	165
Tiffany & Co.	445	43
Time Warner, Inc.(3)	3,426	324
TJX Cos., Inc. (The)	2,807	229
Tractor Supply Co.	550	35
TripAdvisor, Inc.(1)	474	19
Twenty-First Century Fox, Inc. Class A(3)	4,649	171
Twenty-First Century Fox, Inc. Class B(3)	1,939	71
Ulta Beauty, Inc.(1)	253	52
Under Armour, Inc. Class A(1)	811	13
Under Armour, Inc. Class C(1)	806	12
VF Corp.	1,443	107
Viacom, Inc. Class B	1,535	48
Walt Disney Co. (The)(3)	6,652	668
Whirlpool Corp.	316	48
Wyndham Worldwide Corp.	446	51
Wynn Resorts Ltd.	351	64
Yum! Brands, Inc.	1,480	126

		12,582

See Notes to Schedules of Investments

1

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE

Consumer Staples—6.9%
Altria Group, Inc.(3)	7,554	$471
Archer-Daniels-Midland Co.	2,219	96
Brown-Forman Corp. Class B	966	53
Campbell Soup Co.	760	33
Church & Dwight Co., Inc.	984	50
Clorox Co. (The)	508	68
Coca-Cola Co. (The)(3)	15,184	659
Colgate-Palmolive Co.(3)	3,475	249
Conagra Brands, Inc.	1,622	60
Constellation Brands, Inc. Class A	684	156
Costco Wholesale Corp.(3)	1,731	326
Coty, Inc. Class A	1,884	35
CVS Health Corp.(3)	3,999	249
Dr. Pepper Snapple Group, Inc.	717	85
Estee Lauder Cos., Inc. (The) Class A	890	133
General Mills, Inc.	2,244	101
Hershey Co. (The)	554	55
Hormel Foods Corp.	1,060	36
J.M. Smucker Co. (The)	451	56
Kellogg Co.	986	64
Kimberly-Clark Corp.	1,388	153
Kraft Heinz Co.(The)(3)	2,375	148
Kroger Co. (The)	3,483	83
McCormick & Co., Inc.	474	50
Molson Coors Brewing Co. Class B	733	55
Mondelez International, Inc. Class A(3)	5,945	248
Monster Beverage Corp.(1)	1,625	93
PepsiCo, Inc.(3)	5,630	615
Philip Morris International, Inc.(3)	6,163	613
Procter & Gamble Co. (The)(3)	10,122	802
Sysco Corp.	1,909	114
Tyson Foods, Inc. Class A	1,177	86
Walgreens Boots Alliance, Inc.(3)	3,424	224
Walmart, Inc.(3)	5,787	515

		6,834

Energy—5.2%
Anadarko Petroleum Corp.	2,149	130
Andeavor	567	57
Apache Corp.	1,484	57
Baker Hughes a GE Co.	1,699	47
Cabot Oil & Gas Corp.	1,821	44
Chesapeake Energy Corp.(1)	3,569	11

	SHARES	VALUE

Energy—(continued)
Chevron Corp.(3)	7,502	$855
Cimarex Energy Co.	373	35
Concho Resources, Inc.(1)	587	88
ConocoPhillips(3)	4,705	279
Devon Energy Corp.	2,072	66
EOG Resources, Inc.	2,289	241
EQT Corp.	972	46
Exxon Mobil Corp.(3)	16,606	1,239
Halliburton Co.(3)	3,467	163
Helmerich & Payne, Inc.	430	29
Hess Corp.	1,055	53
Kinder Morgan, Inc.(3)	7,589	114
Marathon Oil Corp.	3,348	54
Marathon Petroleum Corp.	1,936	142
National Oilwell Varco, Inc.	1,512	56
Newfield Exploration Co.(1)	779	19
Noble Energy, Inc.	1,917	58
Occidental Petroleum Corp.(3)	3,012	196
ONEOK, Inc.	1,612	92
Phillips 66	1,658	159
Pioneer Natural Resources Co.	668	115
Range Resources Corp.	885	13
Schlumberger Ltd.(3)	5,484	355
TechnipFMC plc	1,750	51
Valero Energy Corp.	1,733	161
Williams Cos., Inc. (The)	3,272	81

		5,106

Financials—14.8%
Affiliated Managers Group, Inc.	245	46
Aflac, Inc.	3,460	151
Allstate Corp. (The)(3)	1,580	150
American Express Co.(3)	3,170	296
American International Group, Inc.(3)	3,963	216
Ameriprise Financial, Inc.	650	96
AON plc	1,093	153
Assurant, Inc.	236	22
Bank of America Corp.(3)	42,874	1,286
Bank of New York Mellon Corp. (The)(3)	4,508	232
BB&T Corp.	3,486	181
Berkshire Hathaway, Inc. Class B(1)(3)	8,427	1,681
BlackRock, Inc.(3)	542	294
Brighthouse Financial, Inc.(1)(3)	423	22

See Notes to Schedules of Investments

2

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE

Financials—(continued)
Capital One Financial Corp.(3)	2,100	$201
Cboe Global Markets, Inc.	503	57
Charles Schwab Corp. (The)	5,269	275
Chubb Ltd.	2,035	278
Cincinnati Financial Corp.	653	49
Citigroup, Inc.(3)	11,672	788
Citizens Financial Group, Inc.	2,175	91
CME Group, Inc.	1,508	244
Comerica, Inc.	766	74
Discover Financial Services	1,605	115
E*TRADE Financial Corp.(1)	1,196	66
Everest Re Group Ltd.	180	46
Fifth Third Bancorp	3,112	99
Franklin Resources, Inc.	1,440	50
Gallagher (Arthur J.) & Co.	794	55
Goldman Sachs Group, Inc. (The)(3)	1,526	384
Hartford Financial Services Group, Inc. (The)	1,566	81
Huntington Bancshares, Inc.	4,773	72
Intercontinental Exchange, Inc.	2,579	187
Invesco Ltd.	1,793	57
JPMorgan Chase & Co.(3)	15,218	1,674
KeyCorp	4,737	93
Leucadia National Corp.	1,377	31
Lincoln National Corp.	962	70
Loews Corp.	1,207	60
M&T Bank Corp.	661	122
Marsh & McLennan Cos., Inc.	2,240	185
MetLife, Inc.(3)	4,639	213
Moody’s Corp.	732	118
Morgan Stanley(3)	6,099	329
Nasdaq, Inc.	514	44
Navient Corp.	1,160	15
Northern Trust Corp.	949	98
People’s United Financial, Inc.	1,523	28
PNC Financial Services Group, Inc. (The)	2,100	318
Principal Financial Group, Inc.	1,178	72
Progressive Corp. (The)	2,564	156
Prudential Financial, Inc.	1,860	193
Raymond James Financial, Inc.	565	51
Regions Financial Corp.	5,121	95
S&P Global, Inc.	1,120	214
State Street Corp.	1,632	163
SunTrust Banks, Inc.	2,106	143

	SHARES	VALUE

Financials—(continued)
Synchrony Financial	3,330	$112
T. Rowe Price Group, Inc.	1,067	115
Torchmark Corp.	471	40
Travelers Cos., Inc. (The)	1,200	167
U.S. Bancorp(3)	6,932	350
Unum Group	985	47
Wells Fargo & Co.(3)	19,562	1,025
Willis Towers Watson plc	578	88
XL Group Ltd.	1,126	62
Zions Bancorporation	880	46

		14,632

Healthcare—12.4%
Abbott Laboratories(3)	6,911	414
AbbVie, Inc.(3)	6,341	600
Aetna, Inc.	1,294	219
Agilent Technologies, Inc.	1,274	85
Alexion Pharmaceuticals, Inc.(1)	814	91
Align Technology, Inc.(1)	286	72
Allergan plc(3)	1,314	221
AmerisourceBergen Corp.	639	55
Amgen, Inc.(3)	2,908	496
Anthem, Inc.	1,016	223
Baxter International, Inc.	1,979	129
Becton, Dickinson & Co.	1,048	227
Biogen, Inc.(1)(3)	834	228
Boston Scientific Corp.(1)	5,414	148
Bristol-Myers Squibb Co.(3)	6,479	410
Cardinal Health, Inc.	1,239	78
Celgene Corp.(1)(3)	3,123	279
Centene Corp.(1)	676	72
Cerner Corp.(1)	1,254	73
Cigna Corp.	974	163
Cooper Cos., Inc. (The)	194	44
Danaher Corp.(3)	2,426	238
DaVita, Inc.(1)	603	40
DENTSPLY SIRONA, Inc.	910	46
Edwards Lifesciences Corp.(1)	840	117
Eli Lilly & Co.(3)	3,811	295
Envision Healthcare Corp.(1)	474	18
Express Scripts Holding Co.(1)	2,240	155
Gilead Sciences, Inc.(3)	5,235	395
HCA Healthcare, Inc.	1,113	108

See Notes to Schedules of Investments

3

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE

Healthcare—(continued)
Henry Schein, Inc.(1)	625	$42
Hologic, Inc.(1)	1,083	40
Humana, Inc.	565	152
IDEXX Laboratories, Inc.(1)	347	66
Illumina, Inc.(1)	579	137
Incyte Corp.(1)	697	58
Intuitive Surgical, Inc.(1)	442	182
IQVIA Holdings, Inc.(1)	576	56
Johnson & Johnson(3)	10,619	1,361
Laboratory Corp. of America Holdings(1)	403	65
McKesson Corp.	822	116
Medtronic plc(3)	5,361	430
Merck & Co., Inc.(3)	10,813	589
Mettler-Toledo International, Inc.(1)	101	58
Mylan NV(1)	2,116	87
Patterson Cos., Inc.	326	7
PerkinElmer, Inc.	438	33
Perrigo Co., plc	519	43
Pfizer, Inc.(3)	23,578	837
Quest Diagnostics, Inc.	540	54
Regeneron Pharmaceuticals, Inc.(1)	308	106
ResMed, Inc.	562	55
Stryker Corp.	1,275	205
Thermo Fisher Scientific, Inc.	1,598	330
UnitedHealth Group, Inc.(3)	3,816	817
Universal Health Services, Inc. Class B	343	41
Varian Medical Systems, Inc.(1)	364	45
Vertex Pharmaceuticals, Inc.(1)	1,001	163
Waters Corp.(1)	316	63
Zimmer Biomet Holdings, Inc.	794	87
Zoetis, Inc.	1,932	161

		12,225

Industrials—10.3%
3M Co.(3)	2,607	572
A.O. Smith Corp.	637	40
Acuity Brands, Inc.	184	26
Alaska Air Group, Inc.	535	33
Allegion plc	414	35
American Airlines Group, Inc.	1,859	97
AMETEK, Inc.	1,011	77
Arconic, Inc.	1,853	43
Boeing Co. (The)(3)	2,498	819

	SHARES	VALUE

Industrials—(continued)
Caterpillar, Inc.(3)	2,625	$387
Cintas Corp.	383	65
CSX Corp.	3,988	222
Cummins, Inc.	733	119
Deere & Co.	1,414	220
Delta Air Lines, Inc.	2,869	157
Dover Corp.	694	68
Eaton Corp. plc	1,965	157
Emerson Electric Co.(3)	2,831	193
Equifax, Inc.	543	64
Expeditors International of Washington, Inc.	776	49
Fastenal Co.	1,250	68
FedEx Corp.(3)	1,081	260
Flowserve Corp.	569	25
Fluor Corp.	635	36
Fortive Corp.	1,353	105
Fortune Brands Home & Security, Inc.	671	40
General Dynamics Corp.(3)	1,222	270
General Electric Co.(3)	36,769	496
Harris Corp.	523	84
Honeywell International, Inc.(3)	3,348	484
Hunt (JB) Transport Services, Inc.	375	44
Huntington Ingalls Industries, Inc.	200	52
IHS Markit Ltd.(1)	1,586	76
Illinois Tool Works, Inc.	1,358	213
Ingersoll-Rand plc	1,091	93
Jacobs Engineering Group, Inc.	520	31
Johnson Controls International plc	4,056	143
Kansas City Southern	454	50
L3 Technologies, Inc.	342	71
Lockheed Martin Corp.(3)	1,104	373
Masco Corp.	1,385	56
Nielsen Holdings plc	1,460	46
Norfolk Southern Corp.	1,269	172
Northrop Grumman Corp.	766	267
PACCAR, Inc.	1,560	103
Parker-Hannifin Corp.	597	102
Pentair plc	719	49
Quanta Services, Inc.(1)	669	23
Raytheon Co.(3)	1,280	276
Republic Services, Inc.	992	66
Robert Half International, Inc.	568	33
Robinson (C.H.) Worldwide, Inc.	606	57

See Notes to Schedules of Investments

4

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE

Industrials—(continued)
Rockwell Automation, Inc.	580	$101
Rockwell Collins, Inc.	731	99
Roper Technologies, Inc.	446	125
Snap-on, Inc.	249	37
Southwest Airlines Co.	2,410	138
Stanley Black & Decker, Inc.	671	103
Stericycle, Inc.(1)	374	22
Textron, Inc.	1,187	70
TransDigm Group, Inc.	213	65
Union Pacific Corp.(3)	3,476	467
United Continental Holdings, Inc.(1)	1,101	76
United Parcel Service, Inc. Class B(3)	2,999	314
United Rentals, Inc.(1)	367	63
United Technologies Corp.(3)	3,272	412
Verisk Analytics, Inc.(1)	680	71
W.W. Grainger, Inc.	233	66
Waste Management, Inc.	1,769	149
Xylem, Inc.	784	60

		10,145

Information Technology—24.9%
Accenture plc Class A(3)	2,693	413
Activision Blizzard, Inc.	3,367	227
Adobe Systems, Inc.(1)	2,153	465
Advanced Micro Devices, Inc.(1)	3,618	36
Akamai Technologies, Inc.(1)	733	52
Alliance Data Systems Corp.	213	45
Alphabet, Inc. Class A(1)(3)	1,307	1,356
Alphabet, Inc. Class C(1)(3)	1,324	1,366
Amphenol Corp. Class A	1,338	115
Analog Devices, Inc.	1,624	148
ANSYS, Inc.(1)	371	58
Apple, Inc.(3)	22,403	3,759
Applied Materials, Inc.	4,696	261
Autodesk, Inc.(1)	962	121
Automatic Data Processing, Inc.	1,934	220
Broadcom Ltd.	1,748	412
CA, Inc.	1,381	47
Cadence Design Systems, Inc.(1)	1,231	45
Cisco Systems, Inc.(3)	21,631	928
Citrix Systems, Inc.(1)	624	58
Cognizant Technology Solutions Corp. Class A	2,565	207
Corning, Inc.	3,803	106

	SHARES	VALUE

Information Technology—(continued)
CSRA, Inc.	727	$30
DXC Technology Co.	1,241	125
eBay, Inc.(1)	4,290	173
Electronic Arts, Inc.(1)	1,360	165
F5 Networks, Inc.(1)	276	40
Facebook, Inc. Class A(1)(3)	10,473	1,674
Fidelity National Information Services, Inc.	1,467	141
Fiserv, Inc.(1)	1,825	130
FLIR Systems, Inc.	615	31
Gartner, Inc.(1)	395	46
Global Payments, Inc.	699	78
Hewlett Packard Enterprise Co.	6,969	122
HP, Inc.	7,291	160
Intel Corp.(3)	20,411	1,063
International Business Machines Corp.(3)	3,736	573
Intuit, Inc.	1,063	184
IPG Photonics Corp.(1)	14	3
Juniper Networks, Inc.	1,649	40
KLA-Tencor Corp.	690	75
Lam Research Corp.	706	143
Mastercard, Inc. Class A(3)	4,055	710
Microchip Technology, Inc.	1,027	94
Micron Technology, Inc.(1)	5,126	267
Microsoft Corp.(3)	34,065	3,109
Motorola Solutions, Inc.	712	75
NetApp, Inc.	1,195	74
NVIDIA Corp.	2,651	614
Oracle Corp.(3)	13,329	610
Paychex, Inc.	1,397	86
PayPal Holdings, Inc.(1)(3)	4,967	377
Qorvo, Inc.(1)	601	42
QUALCOMM, Inc.(3)	6,462	358
Red Hat, Inc.(1)	777	116
salesforce.com, Inc.(1)	3,019	351
Seagate Technology plc	1,288	75
Skyworks Solutions, Inc.	813	82
Symantec Corp.	2,729	71
Synopsys, Inc.(1)	656	55
TE Connectivity Ltd.	1,549	155
Texas Instruments, Inc.(3)	4,307	447
Total System Services, Inc.	736	64
VeriSign, Inc.(1)	366	43
Visa, Inc. Class A(3)	7,904	946

See Notes to Schedules of Investments

5

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE

Information Technology—(continued)
Western Digital Corp.	1,307	$121
Western Union Co. (The)	2,024	39
Xerox Corp.	934	27
Xilinx, Inc.	1,100	79

		24,528

Materials—2.6%
Air Products & Chemicals, Inc.	864	137
Albemarle Corp.	444	41
Avery Dennison Corp.	351	37
Ball Corp.	1,384	55
CF Industries Holdings, Inc.	922	35
DowDuPont, Inc.(3)	9,299	592
Eastman Chemical Co.	568	60
Ecolab, Inc.	1,030	141
FMC Corp.	532	41
Freeport-McMoRan, Inc.(1)	5,362	94
International Flavors & Fragrances, Inc.	313	43
International Paper Co.	1,640	88
LyondellBasell Industries N.V. Class A	1,285	136
Martin Marietta Materials, Inc.	248	51
Monsanto Co.(3)	1,744	204
Mosaic Co. (The)	1,382	34
Newmont Mining Corp.	2,128	83
Nucor Corp.	1,248	76
Packaging Corp. of America	374	42
PPG Industries, Inc.	1,008	112
Praxair, Inc.	1,137	164
Sealed Air Corp.	716	31
Sherwin-Williams Co. (The)	326	128
Vulcan Materials Co.	526	60
WestRock Co.	1,007	65

		2,550

Real Estate—2.5%
Alexandria Real Estate Equities, Inc.	400	50
American Tower Corp.	1,692	246
Apartment Investment & Management Co. Class A	621	25
AvalonBay Communities, Inc.	546	90
Boston Properties, Inc.	611	75
CBRE Group, Inc. Class A(1)	1,194	56
Crown Castle International Corp.	1,621	178
Digital Realty Trust, Inc.	814	86

	SHARES	VALUE

Real Estate—(continued)
Duke Realty Corp.	1,406	$37
Equinix, Inc.	311	130
Equity Residential	1,452	89
Essex Property Trust, Inc.	260	62
Extra Space Storage, Inc.	498	43
Federal Realty Investment Trust	288	33
GGP, Inc.	2,473	51
HCP, Inc.	1,852	43
Host Hotels & Resorts, Inc.	2,937	55
Iron Mountain, Inc.	1,118	37
Kimco Realty Corp.	1,688	24
Macerich Co. (The)	428	24
Mid-America Apartment Communities, Inc.	447	41
Prologis, Inc.	2,106	133
Public Storage	593	119
Realty Income Corp.	1,114	58
Regency Centers Corp.	587	35
SBA Communications, Corp.(1)	464	79
Simon Property Group, Inc.(3)	1,232	190
SL Green Realty Corp.	368	36
UDR, Inc.	1,055	37
Ventas, Inc.	1,406	70
Vornado Realty Trust	681	46
Welltower, Inc.	1,465	80
Weyerhaeuser Co.	2,990	105

		2,463

Telecommunication Services—1.9%
AT&T, Inc.(3)	26,773	955
CenturyLink, Inc.	4,284	70
Verizon Communications, Inc.(3)	17,543	839

		1,864

Utilities—2.6%
AES Corp.	2,608	30
Alliant Energy Corp.	910	37
Ameren Corp.	954	54
American Electric Power Co., Inc.	1,929	132
American Water Works Co., Inc.	702	58
CenterPoint Energy, Inc.	1,697	46
CMS Energy Corp.	1,110	50
Consolidated Edison, Inc.	1,220	95
Dominion Energy, Inc.	2,537	171
DTE Energy Co.	708	74

See Notes to Schedules of Investments

6

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE

Utilities—(continued)
Duke Energy Corp.(3)	2,760	$214
Edison International	1,282	82
Entergy Corp.	708	56
Eversource Energy	1,246	73
Exelon Corp.(3)	3,783	147
FirstEnergy Corp.	1,755	60
NextEra Energy, Inc.(3)	1,867	305
NiSource, Inc.	1,325	32
NRG Energy, Inc.	1,178	36
PG&E Corp.	2,022	89
Pinnacle West Capital Corp.	439	35
PPL Corp.	2,692	76
Public Service Enterprise Group, Inc.	1,994	100
SCANA Corp.	561	21
Sempra Energy	993	110
Southern Co. (The)(3)	3,958	177
WEC Energy Group, Inc.	1,241	78
Xcel Energy, Inc.	1,998	91

		2,529
TOTAL COMMON STOCKS (Identified Cost $85,510)		95,458

EXCHANGE-TRADED FUND(2)—1.8%

PowerShares S&P 500 High Beta Portfolio ETF	40,460	1,719
TOTAL EXCHANGE-TRADED FUND (Identified Cost $1,646)		1,719
TOTAL LONG-TERM INVESTMENTS—98.7% (Identified Cost $87,156)		97,177

SHORT-TERM INVESTMENTS—0.5%

PURCHASED OPTIONS—0.0% (see open purchased options schedule)
TOTAL PURCHASED OPTIONS—0.0% (Premiums Paid $111)		17

Money Market Mutual Fund(2)—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)	446,091	446
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $557)		463

VALUE

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.2% (Identified Cost $87,713)	$97,640

WRITTEN OPTIONS—(0.1)%

(see open written options schedule)
TOTAL WRITTEN OPTIONS—(0.1)% (Premiums Received $181)	(79)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—99.1% (Identified Cost $87,532)	97,561

Other assets and liabilities, net—0.9%	917

NET ASSETS—100.0%	$98,478

Abbreviation:
ETF	Exchange-Traded Fund

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(3)	All or a portion of the security is segregated as collateral for written options.

See Notes to Schedules of Investments

7

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

Open Purchased Options contracts as of March 31, 2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price (1)	Expiration Date	Value
Call Option
S&P 500® Index	136	$ 39,576	$2,910	4/2/18	$- *
Put Options
S&P 500® Index	136	33,728	2,480	4/2/18	3
S&P 500® Index	134	33,500	2,500	4/4/18	14
Total Purchased Options					$17

Open Written Options contracts as of March 31, 2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price (1)	Expiration Date	Value
Call Option
S&P 500® Index	136	$ 38,556	$2,835	4/2/18	$- *
Put Options
S&P 500® Index	136	34,748	2,555	4/2/18	(5)
S&P 500® Index	134	34,505	2,575	4/4/18	(74)
Total Written Options					$(79)

Footnote Legend:

(1)	Strike price not reported in thousands.

* Amount is less than $500.

See Notes to Schedules of Investments

8

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$95,458	$95,458	$—
Exchange-Traded Fund	1,719	1,719	—
Purchased Options	17	17	—	*
Short-Term Investment	446	446	—
Total Investments before Written Options	97,640	97,640	—	*
Written Options	(79)	(79)	—	*

Total investments Net of Written Options	$97,561	$97,561	$—	*

* Amount is less than $500.

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

VIRTUS RAMPART EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.7%

Consumer Discretionary—21.2%
Amazon.com, Inc.(1)	25	$36
Aptiv plc	403	34
Best Buy Co., Inc.	707	49
Booking Holdings, Inc.(1)	4	8
BorgWarner, Inc.	299	15
Carnival Corp.	160	11
Charter Communications, Inc. Class A(1)	40	12
Chipotle Mexican Grill, Inc.(1)	5	2
Comcast Corp. Class A	976	33
Darden Restaurants, Inc.	25	2
DISH Network Corp. Class A(1)	48	2
Expedia Group, Inc.	7	1
Garmin Ltd.	864	51
H&R Block, Inc.	2,019	51
Hilton Worldwide Holdings, Inc.	79	6
Home Depot, Inc. (The)	208	37
Horton (D.R.), Inc.	468	21
Leggett & Platt, Inc.	323	14
Lennar Corp. Class A	373	22
Lowe’s Cos., Inc.	148	13
Marriott International, Inc. Class A	120	16
McDonald’s Corp.	161	25
MGM Resorts International	845	30
Mohawk Industries, Inc.(1)	156	36
Netflix, Inc.(1)	26	8
NIKE, Inc. Class B	760	51
Norwegian Cruise Line Holdings Ltd.(1)	70	4
PulteGroup, Inc.	370	11
Royal Caribbean Cruises Ltd.	67	8
Starbucks Corp.	287	17
TripAdvisor, Inc.(1)	6	—	(2)
Wyndham Worldwide Corp.	40	5
Wynn Resorts Ltd.	133	24
Yum! Brands, Inc.	67	6

		661

Consumer Staples—5.0%
Brown-Forman Corp. Class B	253	14
Constellation Brands, Inc. Class A	174	40
Costco Wholesale Corp.	104	19
Sysco Corp.	859	51

	SHARES	VALUE

Consumer Staples—(continued)
Walmart, Inc.	348	$31

		155

Energy—1.8%
Andeavor	60	6
Marathon Petroleum Corp.	205	15
Phillips 66	177	17
Valero Energy Corp.	184	17

		55

Financials—14.4%
Affiliated Managers Group, Inc.	10	2
Aflac, Inc.	238	10
Allstate Corp. (The)	95	9
American Express Co.	209	20
Ameriprise Financial, Inc.	28	4
AON plc	115	16
Bank of America Corp.	395	12
Bank of New York Mellon Corp. (The)	191	10
BB&T Corp.	126	7
Berkshire Hathaway, Inc. Class B(1)	243	49
BlackRock, Inc.	23	13
Brighthouse Financial, Inc.(1)	26	1
Capital One Financial Corp.	140	13
Charles Schwab Corp. (The)	236	12
Chubb Ltd.	123	17
Cincinnati Financial Corp.	40	3
Citigroup, Inc.	108	7
Citizens Financial Group, Inc.	78	3
Comerica, Inc.	28	3
Discover Financial Services	105	8
E*TRADE Financial Corp.(1)	53	3
Fifth Third Bancorp	112	4
Franklin Resources, Inc.	61	2
Gallagher (Arthur J.) & Co.	84	6
Goldman Sachs Group, Inc. (The)	69	17
Huntington Bancshares, Inc.	172	3
Invesco Ltd.	76	2
JPMorgan Chase & Co.	141	16
KeyCorp	170	3
Leucadia National Corp.	39	1
Lincoln National Corp.	59	4
M&T Bank Corp.	24	4

See Notes to Schedules of Investments

1

VIRTUS RAMPART EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE

Financials—(continued)
Marsh & McLennan Cos., Inc.	236	$20
MetLife, Inc.	287	13
Morgan Stanley	274	15
Navient Corp.	76	1
Northern Trust Corp.	40	4
People’s United Financial, Inc.	54	1
PNC Financial Services Group, Inc. (The)	76	12
Principal Financial Group, Inc.	74	5
Progressive Corp. (The)	155	9
Prudential Financial, Inc.	115	12
Raymond James Financial, Inc.	25	2
Regions Financial Corp.	184	3
State Street Corp.	69	7
SunTrust Banks, Inc.	76	5
Synchrony Financial	214	7
T. Rowe Price Group, Inc.	45	5
Torchmark Corp.	29	2
Travelers Cos., Inc. (The)	73	10
U.S. Bancorp	64	3
Unum Group	61	3
Wells Fargo & Co.	180	9
Willis Towers Watson plc	61	9
XL Group Ltd.	68	4
Zions Bancorporation	31	2

		447

Healthcare—6.4%
Abbott Laboratories	147	9
Aetna, Inc.	38	6
Agilent Technologies, Inc.	85	6
Align Technology, Inc.(1)	86	22
Anthem, Inc.	30	7
Baxter International, Inc.	42	3
Becton, Dickinson & Co.	22	5
Boston Scientific Corp.(1)	115	3
Centene Corp.(1)	20	2
Cigna Corp.	29	5
Cooper Cos., Inc. (The)	58	13
Danaher Corp.	52	5
DENTSPLY SIRONA, Inc.	272	14
Edwards Lifesciences Corp.(1)	17	2
Hologic, Inc.(1)	23	1
Humana, Inc.	17	5

	SHARES	VALUE

Healthcare—(continued)
IDEXX Laboratories, Inc.(1)	7	$1
Illumina, Inc.(1)	39	9
Intuitive Surgical, Inc.(1)	9	4
IQVIA Holdings, Inc.(1)	39	4
Medtronic plc	114	9
Mettler-Toledo International, Inc.(1)	6	3
PerkinElmer, Inc.	29	2
ResMed, Inc.	12	1
Stryker Corp.	28	4
Thermo Fisher Scientific, Inc.	106	22
UnitedHealth Group, Inc.	112	24
Varian Medical Systems, Inc.(1)	8	1
Waters Corp.(1)	21	4
Zimmer Biomet Holdings, Inc.	17	2

		198

Industrials—16.1%
A.O. Smith Corp.	101	6
Allegion plc	66	6
Arconic, Inc.	31	1
Boeing Co. (The)	41	13
Caterpillar, Inc.	213	31
Cintas Corp.	300	51
CSX Corp.	227	13
Cummins, Inc.	56	9
Deere & Co.	317	49
Dover Corp.	40	4
Fastenal Co.	332	18
Flowserve Corp.	33	1
Fortive Corp.	78	6
Fortune Brands Home & Security, Inc.	107	6
General Dynamics Corp.	21	5
Harris Corp.	9	1
Hunt (JB) Transport Services, Inc.	432	51
Huntington Ingalls Industries, Inc.	3	1
Illinois Tool Works, Inc.	79	12
Ingersoll-Rand plc	64	5
Johnson Controls International plc	642	23
Kansas City Southern	27	3
L3 Technologies, Inc.	5	1
Lockheed Martin Corp.	18	6
Masco Corp.	218	9
Norfolk Southern Corp.	73	10

See Notes to Schedules of Investments

2

VIRTUS RAMPART EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE

Industrials—(continued)
Northrop Grumman Corp.	13	$5
PACCAR, Inc.	125	8
Parker-Hannifin Corp.	34	6
Pentair plc	42	3
Raytheon Co.	22	5
Republic Services, Inc.	211	14
Rockwell Collins, Inc.	13	2
Snap-on, Inc.	15	2
Stanley Black & Decker, Inc.	40	6
Stericycle, Inc.(1)	79	5
Textron, Inc.	20	1
TransDigm Group, Inc.	3	1
Union Pacific Corp.	201	27
United Rentals, Inc.(1)	98	17
United Technologies Corp.	55	7
W.W. Grainger, Inc.	60	17
Waste Management, Inc.	371	31
Xylem, Inc.	46	4

		502

Information Technology—19.1%
Activision Blizzard, Inc.	414	28
Adobe Systems, Inc.(1)	85	18
Advanced Micro Devices, Inc.(1)	49	—	(2)
Akamai Technologies, Inc.(1)	7	—	(2)
Alliance Data Systems Corp.	3	1
Alphabet, Inc. Class A(1)	13	13
Alphabet, Inc. Class C(1)	13	13
Amphenol Corp. Class A	294	25
Analog Devices, Inc.	22	2
ANSYS, Inc.(1)	14	2
Apple, Inc.	251	42
Applied Materials, Inc.	495	28
Autodesk, Inc.(1)	38	5
Automatic Data Processing, Inc.	34	4
Broadcom Ltd.	24	6
CA, Inc.	17	1
Cadence Design Systems, Inc.(1)	49	2
Cisco Systems, Inc.	983	42
Citrix Systems, Inc.(1)	24	2
Corning, Inc.	836	23
eBay, Inc.(1)	43	2
Electronic Arts, Inc.(1)	168	20

	SHARES	VALUE

Information Technology—(continued)
F5 Networks, Inc.(1)	13	$2
Facebook, Inc. Class A(1)	106	17
Fidelity National Information Services, Inc.	26	2
Fiserv, Inc.(1)	36	3
FLIR Systems, Inc.	1,043	52
Global Payments, Inc.	13	1
Hewlett Packard Enterprise Co.	76	1
HP, Inc.	81	2
Intel Corp.	282	15
Intuit, Inc.	41	7
Juniper Networks, Inc.	74	2
KLA-Tencor Corp.	73	8
Lam Research Corp.	76	15
Mastercard, Inc. Class A	72	13
Microchip Technology, Inc.	14	1
Micron Technology, Inc.(1)	69	4
Microsoft Corp.	423	39
Motorola Solutions, Inc.	32	3
NetApp, Inc.	13	1
NVIDIA Corp.	37	9
Oracle Corp.	167	8
Paychex, Inc.	25	2
PayPal Holdings, Inc.(1)	86	7
Qorvo, Inc.(1)	7	—	(2)
QUALCOMM, Inc.	89	5
Red Hat, Inc.(1)	10	1
salesforce.com, Inc.(1)	118	14
Seagate Technology plc	14	1
Skyworks Solutions, Inc.	11	1
Symantec Corp.	33	1
Synopsys, Inc.(1)	26	2
TE Connectivity Ltd.	496	50
Texas Instruments, Inc.	59	6
Total System Services, Inc.	13	1
VeriSign, Inc.(1)	4	—	(2)
Visa, Inc. Class A	140	17
Western Digital Corp.	14	1
Western Union Co. (The)	34	1
Xerox Corp.	10	—	(2)
Xilinx, Inc.	15	1

		595

See Notes to Schedules of Investments

3

VIRTUS RAMPART EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE

Materials—7.8%
Albemarle Corp.	49	$4
Avery Dennison Corp.	64	7
DowDuPont, Inc.	669	43
Eastman Chemical Co.	40	4
Ecolab, Inc.	112	15
International Flavors & Fragrances, Inc.	34	5
International Paper Co.	299	16
LyondellBasell Industries N.V. Class A	473	50
Nucor Corp.	782	48
Packaging Corp. of America	68	8
PPG Industries, Inc.	111	12
Sealed Air Corp.	131	6
Sherwin-Williams Co. (The)	36	14
WestRock Co.	184	12

		244

Real Estate—5.1%
American Tower Corp.	88	13
CBRE Group, Inc. Class A(1)	1,095	52
Crown Castle International Corp.	84	9
Digital Realty Trust, Inc.	42	4
Duke Realty Corp.	443	12
Equinix, Inc.	16	7
Extra Space Storage, Inc.	26	2
Iron Mountain, Inc.	57	2
Prologis, Inc.	663	42
Public Storage	31	6
SBA Communications, Corp.(1)	24	4
Weyerhaeuser Co.	155	5

		158

Utilities—1.8%
AES Corp.	2,259	26
NRG Energy, Inc.	1,029	31

		57
TOTAL COMMON STOCKS (Identified Cost $2,383)		3,072
TOTAL LONG-TERM INVESTMENTS—98.7% (Identified Cost $2,383)		3,072

	SHARES	VALUE

SHORT-TERM INVESTMENT—1.3%

Money Market Mutual Fund—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)(3)	42,168	$42
TOTAL SHORT-TERM INVESTMENT (Identified Cost $42)		42

TOTAL INVESTMENTS—100.0% (Identified Cost $2,425)		3,114

Other assets and liabilities, net—0.0%		(1)

NET ASSETS—100.0%		$3,113

Footnote Legend:
(1)	Non-income producing.
(2)	Amount is less than $500.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

4

VIRTUS RAMPART EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

Country Weightings †
United States	94%
Switzerland	2
United Kingdom	2
Ireland	2
Total	100%

† % of total investments as of March 31, 2018.

See Notes to Schedules of Investments

5

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$3,072	$3,072
Short-Term Investments	42	42
Total Investments	$3,114	$3,114

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE

U.S. GOVERNMENT SECURITIES—3.1%

U.S. Treasury Bond 2.500%, 2/15/46	$ 2,924		$2,655
U.S. Treasury Note
1.125%, 2/28/19	182		180
1.625%, 2/15/26	110		102
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $3,004)			2,937

MUNICIPAL BONDS—1.7%

California—0.7%
San Diego County Regional Airport Authority Rental Car Center Project Series B - Taxable 5.594%, 7/1/43	275		306
State of California, Build America Bonds Taxable 7.600%, 11/1/40	265		410

			716

New York—0.4%
Port Authority of New York & New Jersey, Consolidated Bonds Revenue 5.000%, 4/15/57	335		379

Texas—0.2%
State of Texas 3.011%, 10/1/26	200		199

Virginia—0.4%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	135		137
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	210		198

			335
TOTAL MUNICIPAL BONDS (Identified Cost $1,619)			1,629

FOREIGN GOVERNMENT SECURITIES—0.7%

Argentine Republic
5.875%, 1/11/28	35		33
7.625%, 4/22/46	150		149
6.875%, 1/11/48	35		32
Bolivarian Republic of Venezuela 9.375%, 1/13/34(11)	65		22
Kingdom of Abu Dhabi 144A 2.500%, 10/11/22(3)	200		193
Republic of Chile 5.500%, 8/5/20	52,000	CLP	90

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—(continued)
United Mexican States
Series M, 6.500%, 6/9/22	925	MXN	$49
4.750%, 3/8/44	$54		52
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $670)			620

MORTGAGE-BACKED SECURITIES—9.0%
Agency—3.0%
Federal Home Loan Mortgage Corporation Pool #G08702 3.500%, 4/1/46	135		135
Federal National Mortgage Association
Pool #813881, 4.000%, 6/1/20	6		7
Pool #825985, 4.500%, 7/1/20	1		1
Pool #254007, 6.500%, 10/1/31	3		3
Pool #656288, 6.000%, 9/1/32	8		9
Pool #835144, 5.000%, 10/1/35	25		27
Pool #882224, 6.000%, 9/1/36	1		1
Pool #914724, 5.500%, 4/1/37	7		8
Pool #940524, 5.500%, 7/1/37	22		24
Pool #949301, 6.000%, 10/1/37	7		8
Pool #975097, 5.000%, 6/1/38	19		20
Pool #986012, 5.500%, 6/1/38	3		3
Pool #929637, 5.500%, 6/1/38	3		4
Pool #994383, 5.500%, 11/1/38	14		15
Pool #930486, 4.000%, 1/1/39	41		43
Pool #991124, 5.000%, 1/1/39	6		6
Pool #994322, 6.000%, 1/1/39	3		4
Pool #AA4418, 4.500%, 3/1/39	10		11
Pool #AA4434, 5.000%, 3/1/39	10		10
Pool #AA4436, 6.000%, 3/1/39	5		6
Pool #930919, 4.500%, 4/1/39	77		82
Pool #993579, 4.000%, 5/1/39	73		76
Pool #AC9564, 4.500%, 2/1/40	57		60
Pool #AE4799, 4.000%, 10/1/40	113		117
Pool #AH8935, 4.500%, 4/1/41	120		126
Pool #AH7627, 4.000%, 7/1/41	83		86
Pool #AJ5753, 3.500%, 1/1/42	49		50
Pool #AK8634, 3.500%, 4/1/42	250		252
Pool #AL3000, 3.500%, 12/1/42	148		149
Pool #AB9809, 3.000%, 7/1/43	172		169
Pool #AX2491, 4.000%, 10/1/44	236		243
Pool #AS5722, 3.500%, 9/1/45	150		150
Pool #MA2495, 3.500%, 1/1/46	74		74
Pool #AS6515, 4.000%, 1/1/46	208		213

See Notes to Schedules of Investments

1

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

Agency—(continued)
Pool #BC9468, 3.000%, 6/1/46	$143	$139
Pool #BC1217, 3.000%, 7/1/46	79	77
Pool #AS9393, 4.000%, 4/1/47	44	45
Pool #MA3058, 4.000%, 7/1/47	151	155
Pool #MA3088, 4.000%, 8/1/47	164	169
Government National Mortgage Association
Pool #368053, 6.500%, 11/15/23	20	22
Pool #351336, 6.500%, 12/15/23	1	1
Pool #385198, 6.500%, 2/15/24	14	16
Pool #563381, 6.500%, 11/15/31	17	20
Pool #581072, 6.500%, 2/15/32	20	22

		2,858

Non-Agency—6.0%
American Homes 4 Rent Trust
2015-SFR2, C 144A, 4.691%, 10/17/45(3)	110	116
2015-SFR1, A 144A, 3.467%, 4/17/52(3)	104	105
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4 , (5.850% minus 1 month LIBOR) 4.748%, 6/25/33(2)	144	143
AMSR Trust 2016-SFR1, C 144A , (1 month LIBOR + 2.250%) 4.058%, 11/17/33(2)(3)	100	101
Angel Oak Mortgage Trust I LLC 2018-1, A1 144A 3.258%, 4/27/48(2)(3)	55	55
Aventura Mall Trust 2013-AVM, C 144A 3.743%, 12/5/32(2)(3)	300	302
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A, 4.250%, 4/28/55(3)	100	103
2017-SPL1, B1 144A, 4.250%, 10/28/64(2)(3)	100	102
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	100	103
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34	156	159
Citigroup Commercial Mortgage Trust 2016-SMPL, A 144A 2.228%, 9/10/31(3)	100	97
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2, 6.750%, 8/25/34	60	64
2014-A, A 144A, 4.000%, 1/25/35(2)(3)	41	42
2015-A, A1 144A, 3.500%, 6/25/58(2)(3)	66	66
2018-RP1, A1 144A, 2.996%, 9/25/64(2)(3)	147	146
Cold Storage Trust 2017-ICE3, A 144A , (1 month LIBOR + 1.000%) 2.777%, 4/15/36(2)(3)	115	115

	PAR VALUE	VALUE

Non-Agency—(continued)
Colony Multi-Family Mortgage Trust 2014-1, A 144A 2.543%, 4/20/50(3)	$19	$19
Colony Starwood Homes Trust 2016-2A, C 144A , (1 month LIBOR + 2.150%) 3.927%, 12/17/33(2)(3)	100	100
COLT Mortgage Loan Trust Funding LLC 2018-1, A1 144A 2.930%, 2/25/48(2)(3)	96	96
Credit Suisse Mortgage Capital Trust 2013-HYB1, A16 144A 3.006%, 4/25/43(2)(3)	33	33
Deephaven Residential Mortgage Trust 2018-1A, A1 144A 2.976%, 12/25/57(2)(3)	96	96
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	100	100
Galton Funding Mortgage Trust 2017-1, A21 144A 3.500%, 7/25/56(2)(3)	69	69
GMAC Mortgage Corp. Loan Trust 2004-AR1, 12A 4.023%, 6/25/34(2)	29	30
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(3)	100	102
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	29	29
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	66	66
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 2004-1, 21A1 3.546%, 4/25/34(2)	36	36
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
2003-AR6, A1, 3.253%, 6/25/33(2)	42	42
2003-AR4, 2A1, 3.216%, 8/25/33(2)	59	59
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22, A4 3.801%, 9/15/47	150	154
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A, 3.500%, 6/25/29(2)(3)	48	48
2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	71	71
2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	78	78
2011-C4, A4 144A, 4.388%, 7/15/46(3)	225	233
2017-5, A1 144A, 3.184%, 10/26/48(2)(3)	168	167
2017-4, A3 144A, 3.500%, 11/25/48(2)(3)	92	91
MASTR Alternative Loan Trust 2003-8, 2A1 5.750%, 11/25/33	100	103
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(3)	50	51

See Notes to Schedules of Investments

2

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
MetLife Securitization Trust 2017-1A, M1 144A 3.640%, 4/25/55(2)(3)	$100	$101
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2015-C22, AS 3.561%, 4/15/48	225	221
Motel 6 Trust 2017-MTL6, A 144A , (1 month LIBOR + 0.920%) 2.697%, 8/15/34(2)(3)	128	129
New Residential Mortgage Loan Trust
2014-1A, A 144A, 3.750%, 1/25/54(2)(3)	73	74
2015-2A, A1 144A, 3.750%, 8/25/55(2)(3)	62	62
2016-1A, A1 144A, 3.750%, 3/25/56(2)(3)	59	59
2016-3A, A1 144A, 3.750%, 9/25/56(2)(3)	72	72
2016-4A, B1A 144A, 4.500%, 11/25/56(2)(3)	95	98
NovaStar Mortgage Funding Trust 2004-4, M5 , (1 month LIBOR + 1.725%) 3.597%, 3/25/35(2)	107	107
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	100	101
Progress Residential Trust 2018-SFR1, B 144A 3.484%, 3/17/35(3)	110	110
Residential Asset Mortgage Products Trust 2005-SL2, A4 7.500%, 2/25/32	45	42
RETL 2018-RVP, C144A , (1 month LIBOR + 2.050%) 3.827%, 3/15/33(2)(3)	80	80
Structured Adjustable Rate Mortgage Loan Trust 2004-1, 6A 3.660%, 2/25/34(2)	88	87
Towd Point Mortgage Trust
2015-1, A2 144A, 3.250%, 10/25/53(2)(3)	100	100
2015-6, M1 144A, 3.750%, 4/25/55(2)(3)	100	102
2015-5, A2 144A, 3.500%, 5/25/55(2)(3)	100	101
2016-4, A1 144A, 2.250%, 7/25/56(2)(3)	70	68
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	145	143
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(3)	146	145
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	50	50

		5,744
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $8,601)		8,602

	PAR VALUE	VALUE

ASSET-BACKED SECURITIES—2.8%

Auto Floor Plan—0.2%
Navistar Financial Dealer Note Master Owner Trust II 2016-1, B 144A , (1 month LIBOR + 1.750%) 3.622%, 9/27/21(2)(3)	$165	$165

Automobiles—1.3%
American Credit Acceptance Receivables Trust 2017-2, C 144A 2.860%, 6/12/23(3)	95	94
Avis Budget Rental Car Funding LLC (AESOP) 2015-2A, A 144A 2.630%, 12/20/21(3)	180	178
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(3)	90	89
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(3)	54	53
DT Auto Owner Trust 2016-4A, C 144A 2.740%, 10/17/22(3)	125	125
Exeter Automobile Receivables Trust
2015-1A, C 144A, 4.100%, 12/15/20(3)	135	136
2014-3A, D 144A, 5.690%, 4/15/21(3)	115	118
Flagship Credit Auto Trust 2016-1, A 144A 2.770%, 12/15/20(3)	37	37
GLS Auto Receivables Trust 2017-1A, B 144A 2.980%, 12/15/21(3)	115	114
TCF Auto Receivables Owner Trust 2014-1A, C 144A 3.120%, 4/15/21(3)	165	165
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(3)	110	109

		1,218

Home Equity Loans—0.0%
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2001-SB1, A2 3.375%, 8/25/31	41	41

Other—0.9%
BXG Receivables Note Trust 2012-A, A 144A 2.660%, 12/2/27(3)	29	29
CCG Receivables Trust 2018-1, A2 144A 2.500%, 6/16/25(3)	115	115
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(3)	100	99
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	79	77

See Notes to Schedules of Investments

3

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

Other—(continued)
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(3)	$100	$100
MVW Owner Trust 2017-1A, A 144A 2.420%, 12/20/34(3)	101	99
OneMain Financial Issuance Trust 2015-1A, A 144A 3.190%, 3/18/26(3)	100	100
Prosper Marketplace Issuance Trust 2017-2A, B 144A 3.480%, 9/15/23(3)	100	100
SoFi Consumer Loan Program LLC 2016-3, A 144A, 3.050%, 12/26/25(3)	104	104
2017-1, A 144A, 3.280%, 1/26/26(3)	62	62

		885

Student Loans—0.4%
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(3)	76	75
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A 2.770%, 8/25/42(3)	110	108
SoFi Professional Loan Program LLC 2017-E, A2B 144A, 2.720%, 11/26/40(3)	110	108
2016-A, A2 144A, 2.760%, 12/26/36(3)	55	55

		346
TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,670)		2,655

CORPORATE BONDS AND NOTES—18.4%

Consumer Discretionary—1.9%
Altice France S.A. 144A 7.375%, 5/1/26(3)	200	190
Aptiv plc 3.150%, 11/19/20	90	90
Discovery Communications LLC 3.950%, 3/20/28	100	96
Dollar General Corp. 4.125%, 5/1/28	111	112
Ford Motor Credit Co., LLC 5.750%, 2/1/21	275	291
General Motors Financial Co., Inc.
3.500%, 7/10/19	130	131
4.200%, 3/1/21	45	46
Horton (D.R.), Inc. 4.750%, 2/15/23	115	121
L Brands, Inc. 6.875%, 11/1/35	42	41
Lear Corp. 3.800%, 9/15/27	120	115
Lennar Corp. 144A 4.750%, 11/29/27(3)	70	67
Meredith Corp. 144A 6.875%, 2/1/26(3)	15	15
QVC, Inc. 5.125%, 7/2/22	145	150
Sirius XM Radio, Inc. 144A 5.000%, 8/1/27(3)	75	70
TRI Pointe Group, Inc. 5.875%, 6/15/24	20	20
William Lyon Homes, Inc. 144A 6.000%, 9/1/23(3)	75	75

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Wyndham Worldwide Corp. 5.100%, 10/1/25	$140	$145

		1,775

Consumer Staples—0.6%
Anheuser-Busch Inbev Worldwide, Inc. 4.000%, 4/13/28	110	111
CVS Health Corp.
2.875%, 6/1/26	120	110
4.300%, 3/25/28	83	83
Flowers Foods, Inc. 4.375%, 4/1/22	130	135
Kraft Heinz Foods Co. (The) 3.500%, 7/15/22	53	53
Safeway, Inc. 7.250%, 2/1/31	70	57

		549

Energy—2.0%
Anadarko Petroleum Corp. 5.550%, 3/15/26	20	22
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200	192
Enbridge Energy Partners LP 5.875%, 10/15/25	105	115
Energy Transfer Partners LP 5.000%, 10/1/22	145	151
EP Energy LLC 144A 8.000%, 11/29/24(3)	35	35
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	80	83
HollyFrontier Corp. 5.875%, 4/1/26	100	107
Kinder Morgan, Inc.
4.300%, 6/1/25	165	166
7.750%, 1/15/32	65	83
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	200	202
MPLX LP 4.875%, 12/1/24	120	126
NuStar Logistics LP 5.625%, 4/28/27	80	78
Parsley Energy LLC 144A 5.625%, 10/15/27(3)	80	80
Petrobras Global Finance BV 7.375%, 1/17/27	105	114
Petroleos Mexicanos
6.500%, 6/2/41	90	89
6.375%, 1/23/45	55	53
Range Resources Corp. 4.875%, 5/15/25	75	70
SM Energy Co. 5.625%, 6/1/25	20	19
Sunoco LP 144A 5.500%, 2/15/26(3)	35	34
Valero Energy Partners LP 4.500%, 3/15/28	90	90

		1,909

Financials—6.0%
Allstate Corp. (The) Series B 5.750%, 8/15/53(4)	145	152

See Notes to Schedules of Investments

4

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
American Express Co. 3.400%, 2/27/23	$90	$90
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	150	151
Ares Capital Corp.
3.500%, 2/10/23	45	44
4.250%, 3/1/25	80	78
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)	140	136
Athene Holding Ltd. 4.125%, 1/12/28	95	91
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	100	94
Banco de Credito del Peru 144A 4.250%, 4/1/23(3)	65	66
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(3)	215	201
Bank of America Corp. 4.200%, 8/26/24	170	172
Bank of Montreal 3.803%, 12/15/32	31	29
BrightSphere Investment Group plc 4.800%, 7/27/26	65	65
Brookfield Finance LLC 4.000%, 4/1/24	92	93
Capital One Financial Corp. 3.750%, 7/28/26	115	109
Citigroup, Inc. 3.200%, 10/21/26	165	157
Fifth Third Bancorp 4.500%, 6/1/18	165	165
First Horizon National Corp. 3.500%, 12/15/20	120	121
FS Investment Corp.
4.250%, 1/15/20	125	126
4.750%, 5/15/22	35	35
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	195	196
Huntington Bancshares, Inc. 7.000%, 12/15/20	95	104
ICAHN Enterprises LP 6.375%, 12/15/25	20	20
Jefferies Group LLC 5.125%, 1/20/23	165	175
JPMorgan Chase & Co. 3.300%, 4/1/26	165	160
KeyCorp 5.100%, 3/24/21	180	190
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(3)	150	153
Lincoln National Corp. , (3 month LIBOR + 2.040%) 3.785%, 4/20/67(2)(4)	55	52
Lloyds Bank plc 144A 6.500%, 9/14/20(3)	150	160
Manulife Financial Corp. 4.150%, 3/4/26	110	112
Morgan Stanley
4.100%, 5/22/23	90	91
3.125%, 7/27/26	125	118
Navient Corp. 7.250%, 9/25/23	20	21
Nordea Bank AB 144A 2.125%, 5/29/20(3)	200	196

	PAR VALUE	VALUE

Financials—(continued)
Nuveen Finance LLC 144A 4.125%, 11/1/24(3)	$135	$137
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(3)(6)	200	208
Prudential Financial, Inc.
5.875%, 9/15/42	100	105
5.625%, 6/15/43(4)	65	68
S&P Global, Inc. 4.000%, 6/15/25	135	138
Santander Holdings USA, Inc. 3.700%, 3/28/22	115	115
SBA Tower Trust 144A 2.877%, 7/9/21(3)	100	99
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	120	117
Toronto-Dominion Bank (The) 3.625%, 9/15/31	30	29
Trinity Acquisition plc 4.400%, 3/15/26	90	91
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	200	196
Wells Fargo & Co.
3.069%, 1/24/23	40	39
Series M, 3.450%, 2/13/23	125	123
(3 month LIBOR + 1.230%) 3.002%, 10/31/23(2)	5	5
Series S, 5.900%, 8/15/27	140	144
Willis Towers Watson plc 5.750%, 3/15/21	135	144
Zions Bancorporation 4.500%, 6/13/23	40	41

		5,722

Health Care—1.8%
Abbott Laboratories
3.400%, 11/30/23	30	30
3.750%, 11/30/26	150	149
AbbVie, Inc.
3.600%, 5/14/25	50	49
3.200%, 5/14/26	75	71
Allergan Sales LLC 144A 4.875%, 2/15/21(3)	38	39
AmerisourceBergen Corp. 3.450%, 12/15/27	75	71
Anthem, Inc.
3.650%, 12/1/27	29	28
4.101%, 3/1/28	95	95
Becton Dickinson and Co. 3.300%, 3/1/23	150	148
Cardinal Health, Inc.
3.200%, 3/15/23	70	69
3.079%, 6/15/24	5	5
3.410%, 6/15/27	40	38
Endo Finance LLC 144A 5.375%, 1/15/23(3)	50	38

See Notes to Schedules of Investments

5

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—(continued)
Express Scripts Holding Co. 3.900%, 2/15/22	$140	$142
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	15	16
HCA, Inc. 5.375%, 2/1/25	20	20
Mylan NV
3.150%, 6/15/21	20	20
3.950%, 6/15/26	85	82
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	130	126
Tenet Healthcare Corp. 144A 4.625%, 7/15/24(3)	95	91
Valeant Pharmaceuticals International, Inc.
144A, 7.500%, 7/15/21(3)	15	15
144A, 5.625%, 12/1/21(3)	25	24
144A, 5.875%, 5/15/23(3)	10	9
144A, 7.000%, 3/15/24(3)	15	16
144A, 5.500%, 11/1/25(3)	35	34
Zimmer Biomet Holdings, Inc.
(3 month LIBOR + 0.750%) 2.928%, 3/19/21(2)	110	110
3.550%, 4/1/25	145	141
Zoetis, Inc. 3.250%, 2/1/23	80	79

		1,755

Industrials—0.5%
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	55	55
British Airways Pass-Through-Trust 2013-1, B 144A 5.625%, 6/20/20(3)	24	24
CNH Industrial N.V.
4.500%, 8/15/23	89	91
3.850%, 11/15/27	49	47
Embraer Netherlands Finance BV 5.400%, 2/1/27	50	53
Owens Corning 3.400%, 8/15/26	90	87
Penske Truck Leasing Co., LP 144A 3.375%, 2/1/22(3)	50	50
Pitney Bowes, Inc. 4.125%, 5/15/22	101	95

		502

Information Technology—1.3%
Analog Devices, Inc. 2.950%, 1/12/21	110	109
Apple, Inc.
2.400%, 1/13/23	75	73
3.250%, 2/23/26	90	89
3.350%, 2/9/27	90	89
Applied Materials, Inc. 3.300%, 4/1/27	105	103

	PAR VALUE	VALUE

Information Technology—(continued)
Arrow Electronics, Inc. 3.875%, 1/12/28	$105	$101
Broadcom Corp.
3.000%, 1/15/22	45	44
3.625%, 1/15/24	80	79
Citrix Systems, Inc. 4.500%, 12/1/27	100	99
Dell International LLC 144A 6.020%, 6/15/26(3)	10	11
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	65	67
Jabil, Inc. 3.950%, 1/12/28	80	77
VeriSign, Inc. 4.750%, 7/15/27	75	72
Verisk Analytics, Inc. 4.000%, 6/15/25	135	136
Western Digital Corp. 4.750%, 2/15/26	85	85

		1,234

Materials—0.8%
Anglo American Capital plc 144A 4.000%, 9/11/27(3)	200	192
FMG Resources August 2006 Pty Ltd. 144A 5.125%, 3/15/23(3)	50	50
Glencore Funding LLC 144A 4.125%, 5/30/23(3)	105	106
NewMarket Corp. 4.100%, 12/15/22	157	161
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(3)	35	33
144A, 5.000%, 5/1/25(3)	60	57
Teck Resources Ltd. 144A 8.500%, 6/1/24(3)	20	22
Vulcan Materials Co. 3.900%, 4/1/27	105	103

		724

Real Estate—2.3%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	65	64
American Tower Corp. 3.000%, 6/15/23	46	44
Brixmor Operating Partnership LP 3.875%, 8/15/22	35	35
Corporate Office Properties LP
3.700%, 6/15/21	100	100
3.600%, 5/15/23	165	162
Education Realty Operating Partnership LP 4.600%, 12/1/24	150	152
EPR Properties 4.750%, 12/15/26	120	120
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	90	89
Healthcare Trust of America Holdings LP
3.375%, 7/15/21	55	55
3.750%, 7/1/27	110	106

See Notes to Schedules of Investments

6

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

Real Estate—(continued)
Highwoods Realty LP 3.625%, 1/15/23	$150	$148
Hospitality Properties Trust 4.500%, 3/15/25	140	141
Kilroy Realty LP 4.375%, 10/1/25	120	121
LifeStorage LP
3.500%, 7/1/26	55	53
3.875%, 12/15/27	40	39
MPT Operating Partnership LP 5.000%, 10/15/27	40	39
National Retail Properties, Inc. 5.500%, 7/15/21	165	176
Physicians Realty LP 4.300%, 3/15/27	105	104
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	101
Select Income REIT 4.500%, 2/1/25	135	133
Welltower, Inc. 4.000%, 6/1/25	150	150
WP Carey, Inc. 4.600%, 4/1/24	105	108

		2,240

Telecommunication Services—0.5%
AT&T, Inc.
3.400%, 8/14/24	87	88
4.250%, 3/1/27	65	66
5.250%, 3/1/37	20	21
4.800%, 6/15/44	90	88
Level 3 Financing, Inc. 5.375%, 1/15/24	70	68
Qwest Corp. 7.250%, 9/15/25	55	59
Verizon Communications, Inc. 4.125%, 3/16/27	105	106

		496

Utilities—0.7%
American Electric Power Co., Inc. 3.200%, 11/13/27	95	90
Exelon Corp. 3.497%, 6/1/22	150	149
Kansas City Power & Light Co. 3.150%, 3/15/23	120	118
PNM Resources, Inc. 3.250%, 3/9/21	85	85
Southern Power Co. 4.150%, 12/1/25	160	164
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	65	62
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(10)(11)	65	—	(8)

		668
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $17,720)		17,574

	PAR VALUE		VALUE

LEVERAGED LOANS(2)—1.0%

Chemicals—0.0%
Tronox Blocked Borrower LLC First Lien , (3 month LIBOR + 3.000%) 4.693%, 9/23/24	$5		$5
Tronox Finance LLC First Lien , (3 month LIBOR + 3.000%) 4.693%, 9/23/24	10		10

			15

Consumer Durables—0.0%
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 5.650%, 9/29/24	30		30

Consumer Non-Durables—0.0%
HLF Financing S.a.r.l. Senior Lien , (1 month LIBOR + 5.500%) 7.148%, 2/15/23	14		14

Energy—0.0%
Paragon Offshore Finance Co. , (3 month LIBOR + 2.750%) 4.500%, 7/16/21(10)(11)	—	(8)	—	(8)

Financial—0.1%
Delos Finance S.a.r.l. 2018 , (3 month LIBOR + 1.750%) 0.000%, 10/6/23(9)	80		80

Food/Tobacco—0.0%
Aramark Intermediate HoldCo Corp. Tranche B-1 , (1 month LIBOR + 2.000%) 3.648%, 3/11/25	35		35

Gaming/Leisure—0.2%
GVC Holdings plc , (3 month LIBOR + 2.500%) 0.000%, 3/15/24(9)	50		50
Seminole Tribe of Florida Tranche B , (1 month LIBOR + 2.000%) 3.648%, 7/8/24	60		60
UFC Holdings, LLC First Lien , (1 month LIBOR + 3.250%) 4.900%, 8/18/23	47		48
Wyndham Hotels & Resorts, Inc. Tranche B , (3 month LIBOR + 1.750%) 0.000%, 3/29/25(9)	15		15

			173

Healthcare—0.0%
Envision Healthcare Corp. , (1 month LIBOR + 3.000%) 4.650%, 12/1/23	6		6

Housing—0.1%
Beacon Roofing Supply, Inc. Tranche B , (1 month LIBOR + 2.250%) 3.830%, 1/2/25	60		60

See Notes to Schedules of Investments

7

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—0.1%
Rackspace Hosting, Inc. Tranche B, First Lien , (3 month LIBOR + 3.000%) 4.727%, 11/3/23	$107	$107

Manufacturing—0.1%
Accudyne Industries Borrower S.C.A. , (1 month LIBOR + 3.250%) 4.898%, 8/18/24	5	5
CPI Acquisition, Inc. First Lien , (3 month LIBOR + 4.500%) 6.358%, 8/17/22	36	25
Zodiac Pool Solutions LLC Tranche B , (3 month LIBOR + 2.250%) 0.000%, 3/7/25(9)	20	20

		50

Media/Telecom - Broadcasting—0.0%
Sinclair Television Group, Inc. Tranche B , (3 month LIBOR + 2.500%) 0.000%, 12/12/24(9)	45	45

Media/Telecom - Diversified Media—0.1%
Crown Finance US, Inc. , (1 month LIBOR + 2.500%) 0.000%, 2/28/25(9)	40	40
Meredith Corp. , (1 month LIBOR + 3.000%) 4.658%, 1/31/25	45	45

		85

Media/Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B , (1 month LIBOR + 2.750%) 4.398%, 1/31/25	55	54

Media/Telecom - Wireless Communications—0.0%
Digicel International Finance Ltd. Tranche B, First Lien , (3 month LIBOR + 3.250%) 5.020%, 5/27/24	10	10

Retail—0.1%
PetSmart, Inc. Tranche B-2 , (1 month LIBOR + 3.000%) 4.570%, 3/11/22	61	49

Service—0.1%
Advantage Sales & Marketing, Inc. Tranche B-2, First Lien , (3 month LIBOR + 3.250%) 5.022%, 7/23/21	45	44
ASGN, Inc. Tranche B-2 , (3 month LIBOR + 2.000%) 0.000%, 4/2/25(9)	15	15
Delek US Holdings, Inc. , (3 month LIBOR + 2.500%) 0.000%, 3/14/25(9)	15	15

	PAR VALUE		VALUE

Service—(continued)
Red Ventures, LLC First Lien , (1 month LIBOR + 4.000%) 5.648%, 11/8/24	$35		$35

			109

Utility—0.0%
Vistra Operations Co. LLC
(1 month LIBOR + 2.500%) 4.148%, 8/4/23	24		24
Tranche C, (1 month LIBOR + 2.500%) 4.148%, 8/4/23	5		5

			29
TOTAL LEVERAGED LOANS (Identified Cost $972)			951

	SHARES

PREFERRED STOCKS—0.8%

Financials—0.6%
Bank of New York Mellon Corp. (The) Series E, 4.950%	45	(5)	46
Citigroup, Inc. Series T, 6.250%	62,500		66
JPMorgan Chase & Co. Series V, 5.000%	55	(5)	55
JPMorgan Chase & Co. Series Z, 5.300%	105	(5)	108
KeyCorp Series D, 5.000%	100	(5)	98
MetLife, Inc. Series D, 5.875%	40	(5)	41
PNC Financial Services Group, Inc. (The) Series R, 4.850%	105	(5)	105
PNC Financial Services Group, Inc. (The) Series S, 5.000%	110	(5)	110

			629

Industrials—0.2%
General Electric Co. Series D, 5.000%	165	(5)	164
TOTAL PREFERRED STOCKS (Identified Cost $803)			793

COMMON STOCKS—60.8%

Consumer Discretionary—13.0%
Amazon.com, Inc.(1)	1,860		2,692
Booking Holdings, Inc.(1)	325		676
Ctrip.com International Ltd. ADR(1)	22,770		1,062
Home Depot, Inc. (The)	4,960		884
Las Vegas Sands Corp.	18,260		1,313

See Notes to Schedules of Investments

8

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE

Consumer Discretionary—(continued)
McDonald’s Corp.	3,710	$580
MercadoLibre, Inc.	1,350	481
Netflix, Inc.(1)	5,900	1,743
NIKE, Inc. Class B	12,720	845
Ross Stores, Inc.	10,130	790
Sony Corp. Sponsored ADR	9,793	473
Starbucks Corp.	14,250	825

		12,364

Consumer Staples—3.3%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	4,215	385
Marine Harvest ASA Sponsored ADR	18,774	378
Monster Beverage Corp.(1)	25,540	1,461
Philip Morris International, Inc.	9,170	912

		3,136

Energy—2.9%
Cabot Oil & Gas Corp.	27,270	654
Core Laboratories N.V.	4,230	458
Frontera Energy Corp.(1)	557	16
Pioneer Natural Resources Co.	3,790	651
Statoil ASA Sponsored ADR	22,321	528
TechnipFMC plc	14,650	431

		2,738

Financials—7.7%
Bank of America Corp.	49,620	1,488
BOC Hong Kong Holdings Ltd. Sponsored ADR	4,028	389
CaixaBank S.A. ADR	260,325	414
Charles Schwab Corp. (The)	12,590	658
China Construction Bank Corp. ADR	23,217	485
Credit Agricole S.A. ADR	50,223	409
DBS Group Holdings Ltd. Sponsored ADR	7,166	609
ING Groep N.V. Sponsored ADR	25,031	424
MarketAxess Holdings, Inc.	2,820	613
Nomura Holdings, Inc. Sponsored ADR	73,575	430
ORIX Corp. Sponsored ADR	5,412	486
SEI Investments Co.	6,010	450
UBS Group AG Registered Shares	25,171	445

		7,300

Health Care—4.8%
Allergan plc	2,826	476
BioMarin Pharmaceutical, Inc.(1)	3,815	309

	SHARES	VALUE

Health Care—(continued)
Bluebird Bio, Inc.(1)	2,205	$377
Danaher Corp.	6,820	668
HealthEquity, Inc.(1)	12,040	729
ICON plc	2,455	290
Illumina, Inc.(1)	3,140	742
Zoetis, Inc.	12,230	1,021

		4,612

Industrials—6.0%
Airbus SE ADR	16,537	477
Ashtead Group plc ADR	4,622	511
Caterpillar, Inc.	5,620	828
CoStar Group, Inc.(1)	1,980	718
easyJet plc Sponsored ADR	21,472	482
Golden Ocean Group Ltd.	40,462	322
Kansas City Southern	5,840	641
Nidec Corp. Sponsored ADR	13,431	518
Rockwell Automation, Inc.	2,180	380
Roper Technologies, Inc.	3,190	895

		5,772

Information Technology—19.3%
Accenture plc Class A	4,610	708
Activision Blizzard, Inc.	11,350	766
Alibaba Group Holding Ltd. Sponsored ADR(1)	14,790	2,715
Alphabet, Inc. Class A(1)	470	487
Amphenol Corp. Class A	14,300	1,232
Arista Networks, Inc.(1)	1,590	406
Broadcom Ltd.	1,639	386
Check Point Software Technologies Ltd.	3,510	349
Facebook, Inc. Class A(1)	14,120	2,256
Gartner, Inc.(1)	3,660	430
Hitachi Ltd. ADR	6,684	488
NVIDIA Corp.	7,370	1,707
Paycom Software, Inc.(1)	9,060	973
SAP SE Sponsored ADR	3,136	330
Tencent Holdings Ltd. ADR	22,170	1,181
Visa, Inc. Class A	14,370	1,719
Workday, Inc. Class A(1)	8,290	1,054
Yandex N.V. Class A(1)	30,530	1,204

		18,391

Materials—2.8%
Anhui Conch Cement Co., Ltd. ADR	20,987	577

See Notes to Schedules of Investments

9

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE

Materials—(continued)
Ecolab, Inc.	6,450	$884
Glencore plc ADR	45,674	455
HeidelbergCement AG ADR	19,644	386
Toray Industries, Inc. ADR	21,430	407

		2,709

Real Estate—0.4%
LendLease Group Sponsored ADR	27,128	365

Telecommunication Services—0.3%
BT Group plc Sponsored ADR	19,312	312

Utilities—0.3%
Veolia Environnement S.A. ADR	13,942	331
TOTAL COMMON STOCKS (Identified Cost $43,518)		58,030

AFFILIATED MUTUAL FUND(7)—0.4%

Virtus Newfleet Credit Opportunities Fund Class R6	33,447	323
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $334)		323

RIGHTS—0.0%

Vistra Energy Corp.(12)	1,084	1
TOTAL RIGHTS (Identified Cost $1)		1
TOTAL LONG-TERM INVESTMENTS—98.7% (Identified Cost $79,912)		94,115

SHORT-TERM INVESTMENT—1.5%

Money Market Mutual Fund(7)—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)	1,476,054	1,476
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,476)		1,476

TOTAL INVESTMENTS—100.2% (Identified Cost $81,388)		95,591

Other assets and liabilities, net—(0.2)%		(177)

NET ASSETS—100.0%		$95,414

Abbreviations:
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	Variable rate security. Rate disclosed is as of March 31, 2018. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $10,785 or 11.3% of net assets.
(4)	Interest payments may be deferred.
(5)	Value shown as par value.
(6)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(7)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(8)	Amount is less than $500.
(9)	This loan will settle after March 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(11)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(12)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

Foreign Currencies:
CLP	Chilean Peso
MXN	Mexican Peso

See Notes to Schedules of Investments

10

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

Country Weightings †
United States	75%
China	6
Japan	3
United Kingdom	2
France	2
Russia	1
Norway	1
Other	10
Total	100%

† % of total investments as of March 31, 2018.

See Notes to Schedules of Investments

11

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$2,655	$—	$2,655	$—
Corporate Bonds And Notes	17,574	—	17,574	—	*
Foreign Government Securities	620	—	620	—
Leveraged Loans	951	—	951	—	*
Mortgage-Backed Securities	8,602	—	8,602	—
Municipal Bonds	1,629	—	1,629	—
U.S. Government Securities	2,937	—	2,937	—
Equity Securities:
Affiliated Mutual Fund	323	323	—	—
Common Stocks	58,030	58,030	—	—
Preferred Stocks	793	—	793	—
Rights	1	—	—	1
Short-Term Investment	1,476	1,476	—	—
Total Investments	$95,591	$59,829	$35,761	$1

*Amount is less than $500.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

Some of the Series’ investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2018.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

MARCH 31, 2018

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The Virtus Variable Insurance Trust (the “Trust”) is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The significant accounting policies consistently followed by the Trust, a trust consisting of eight diversified and one non-diversified Series (each a “Series”), in the preparation of the Schedules of Investments are summarized below, and for derivatives, included in Note 1B below. The preparation of the Schedules of Investments in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Series, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board at least quarterly.

Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non–U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non–U.S. markets

Additional information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

MARCH 31, 2018

close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non–U.S. markets. In such cases a Series fair values non–U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non–U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, Exchange-Traded Funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

Additional information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

MARCH 31, 2018

B. WHEN-ISSUED PURCHASED AND FORWARD COMMITMENTS (DELAYED DELIVERY)

Certain Series may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Series to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Series records when-issued and delayed delivery securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

C. LEVERAGED LOANS

Certain Series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Series may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Series’ investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Series generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Series may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Series purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Series may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Series may pay an assignment fee. On an ongoing basis, a Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

Additional information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

MARCH 31, 2018

As of March 31, 2018, the Newfleet Multi-Sector Intermediate Bond Series had the following unfunded loan commitments:

Unfunded Loan Commitment
CFSP Acquisition Corp.	$3
Pearl Intermediate Parent LLC	42
Spectrum Holdings III Corp.	8

D. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Series uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Series’ results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instruments used by certain Series.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

Series enter into forward currency contracts in conjunction with the planned purchase or sale of non-U.S. denominated securities in order to hedge the U.S. dollar cost of proceeds. The Series also, from time to time, hedge the currency exposure of foreign denominated securities held in the portfolio, back to U.S. dollars during perceived times of U.S. dollar strength. This is done to protect the U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Schedules of Investments. Risks arise from the possible movements in non-U.S. exchange rates or if the counterparty does not perform under the contract.

Options contracts:

Certain Series may invest in options contracts. An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Series may purchase or write both put and call options on portfolio securities. A Series doing so is subject to equity price risk in the normal course of pursuing its investment objective(s). When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Series designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Series gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Series may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Series pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

Additional information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

MARCH 31, 2018

Warrants and Rights: Certain Series hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Series until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

E. CREDIT RISK

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series’ ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Series.

Certain Series may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if a Series did not concentrate its investments in such sectors.

NOTE 2 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Series’ Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Series.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

Additional information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

MARCH 31, 2018

The following Series held securities considered to be illiquid at March 31, 2018:

($ reported in thousands)
Series	Aggregate Value	% of Series’ Net Assets
Newfleet Multi-Sector Intermediate Bond Series	$ 276	0.2%
Virtus Strategic Allocation Series	1	0.0

At March 31, 2018, the Series did not hold any securities that were both illiquid and restricted.

NOTE 3 — REGULATORY MATTERS AND LITIGATION

From time to time, the Trust, the Series’ Adviser and/or Subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Series’ Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

NOTE 4 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Series through the date the Schedules of Investments (“N-Q”) were filed, and has determined that the following subsequent events require recognition or disclosure in these Notes to Schedules of Investments:

The Board has approved the liquidation of Virtus Rampart Equity Trend Series. The Virtus Rampart Equity Trend Series is expected to be liquidated on or about June 28, 2018 (the “Liquidation Date”). On the Liquidation Date, shareholders of the Virtus Rampart Equity Trend Series as of the Liquidation Date will receive, as a liquidating distribution, an amount equal to their proportionate interest in the net assets of the Series, after the Series has paid or provided for all of its charges, taxes, expenses, and liabilities.

Additional information regarding each Series is available in the Trust’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	May 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	May 28, 2018

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	May 28, 2018

* Print the name and title of each signing officer under his or her signature.